Semi-Annual Report to Shareholders

genomicsfund.com
investing in life(tm)

A Series  of
The World Funds, Inc.
a "Series" Investment Company

For the Period Ended
February 28, 2001

Dear Fund Holder:

         The GenomicsFund.com's (GENEX) first half of fiscal year 2001 was a difficult one. It was a brutal period for both genomics stocks and the market in general. GENEX shares declined 49.7% to $5.31 in the six months ending February 28, 2001. The market, as measured by the NASDAQ Composite Index, declined from 4206.35 to 2151.83, or 48.9%. Despite the decline in market value we remain quite optimistic about the genomics industry and about the individual securities held by your Fund.

         Currently the Fund is 98.8% invested in a portfolio of 28 genomics stocks. In general, these are companies with substantial cash and cash equivalents and low debt. Many companies in the industry are currently losing money but have adequate resources to cover the "burn rate" for many years to come, even without additional financing. Most of our portfolio companies have substantial intellectual property in the form of patents, which we believe are quite valuable and may serve as a barrier to entry for potential competitors. Many holdings are now advancing drugs and therapeutics through clinical trials. While this can be a lengthy process, and carries substantial risks, the rewards can be quite lucrative--both for mankind and the companies themselves. GenomicsFund.com shares the industry's excitement about its future.

         We want to thank you for the support you have shown in GENEX. The shares outstanding in the Fund totaled 4,187,371 on February 28, 2001. This was the highest level ever, and, we think, a measure of the strong interest in the investment community in the emerging genomics arena. As managers of GenomicsFund.com we are working diligently to provide the highest level of research and execution to make your Fund a winner. As the Fund's largest holders--with over one million shares--the managers of GENEX have a very direct interest in the Fund's performance.

         In the year ahead we expect the genomics sector of the market to remain quite volatile. GENEX is a fund for investors who understand and can afford to undertake the many risks involved in genomics investing. Thanks again for your support in this difficult year.





                                                       Steven T. Newby,
                                                       Chief Investment Officer



                                                       Mebane T. Faber,
                                                       Chief Technology Officer

                                GENOMICSFUND.COM
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2001
                                   (Unaudited)
    Number
      of                                                              Market
    Shares             Security Description                            Value
---------------        -----------------------                    --------------

                       COMMON STOCKS:         98.80%

                       PHARMAGENOMICS:        59.24%
        24,000         Abgenix, Inc.*                                $  816,000
        30,000         Corixa Corporation*                              465,000
        14,000         Cubist Pharmaceuticals*                          416,500
        60,000         Human Genome Sciences, Inc.*                   3,296,250
        16,000         ID Biomedical Corp.*                              68,000
        49,000         Isis Pharmaceuticals, Inc.*                      532,875
       112,000         Medarex, Inc.*                                 2,863,000
        23,000         Medimmune, Inc.*                               1,004,812
        78,000         Millennium Pharmaceuticals, Inc.*              2,632,500
        16,979         Protein Design Labs, Inc.*                     1,063,310
                                                                 --------------
                                                                     13,158,247
                                                                 --------------


                       BIOINFORMATICS:         6.59%
        33,000         Applera Corp - Celera Genomics Group*          1,435,500
         1,000         CuraGen Corporation*                              27,813
                                                                 --------------
                                                                      1,463,313
                                                                 --------------

                       ANALYSIS               30.45%
        17,500         Affymetrix Inc.*                               1,002,696
        12,000         Applera Corp - Applied Biosystems                829,200
        16,000         Applied Molecular Evolution*                     193,000
        49,000         Aurora Biosciences*                              894,250
        20,000         Cepheid, Inc.*                                   102,500
         9,700         Ciphergen Biosystems, Inc.*                       61,231
        16,600         Diversa Corporation*                             253,150
        33,000         Dyax Corporation*                                495,000
        23,000         Exelixis, Inc.*                                  247,250
        35,000         Large Scale Biology Corp.*                       258,125
        64,910         Lexicon Genetics Inc.*                           600,417
        40,000         Maxygen Inc.*                                    635,000
        23,000         3 Dimensional Pharmaceuticals*                   244,375
        32,000         Visible Genetics Inc.*                           948,000
                                                                 --------------
                                                                      6,764,194
                                                                 --------------

                       DELIVERY TECHNOLOGIES:  2.52%
         1,000         Cell Genesys, Inc.*                               16,063
        82,200         Transgene ADR*                                   544,575
                                                                 --------------
                                                                        560,638
                                                                 --------------

                       TOTAL INVESTMENTS:
                       (Cost: $33,137,459)**             98.80%     $21,946,392
                       Other assets, net                  1.20%         267,241
                                                ---------------  --------------
                       NET ASSETS                       100.00%     $22,213,633
                                                ===============  ==============

*  Non-income producing
**Cost for Federal income tax purpose is $33,137,459 and net unrealized appreciation consists of:


                       Gross unrealized appreciation               $    635,439
                       Gross unrealized depreciation                (11,826,506)
                                                                ---------------
                       Net unrealized appreciation                 $(11,191,067)
                                                                ===============

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statement

GENOMICSFUND.COM
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments at value (identified cost of
  $33,137,459) (Notes 1 & 3)                                       $ 21,946,392
Cash                                                                    471,246
Receivables:
            Dividends                        $   510
            Interest                           6,964
            Investments sold                  55,011
            Capital stock sold                40,334
                                      ---------------
                                                                        102,819
Other assets                                                             26,933
                                                                   ------------
              TOTAL ASSETS                                           22,547,390
                                                                   ------------
LIABILITIES
      Accrued expenses                                                    8,807
      Securities purchased                                              324,950
                                                                   ------------
            TOTAL LIABILITIES                                           333,757
                                                                   ------------
NET ASSETS                                                         $ 22,213,633
                                                                   ------------
                                                                   ------------
         NET ASSET VALUE, OFFERING AND REDEMPTION
            PRICE PER SHARE ($22,213,633 /
            4,187,371 shares outstanding)                          $       5.31
                                                                   ------------
                                                                   ------------

         At February 28, 2001 there were 50,000,000
         shares of $.01 par value stock authorized
         and components of net assets are:
         Paid in capital                                           $ 34,474,635
         Accumulated net investment loss                               (256,958)
         Accumulated net realized loss on investments                  (812,977)
         Net unrealized depreciation of investments                 (11,191,067)
                                                                   ------------
                                                                   ------------
         Net Assets                                                $ 22,213,633
                                                                   ------------
                                                                   ------------

      See Notes to Financial Statements

GENOMICSFUND.COM
STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME
      Dividend Income                                                  $    514
                                                             ------------------

EXPENSES
      Investment advisory fees (Note 2)                               $ 135,512
      12b-1 fees (Note 2)                                                33,878
      Custody and accounting fees (Note                                  31,588
      Recordkeeping and administrative services (Note 2)                 27,102
      Registration fees                                                  17,572
      Transfer agent fees (Note 2)                                       19,064
      Shareholder servicing and reports (Note 2)                         14,682
      Legal and audit fees                                                6,185
      Miscellaneous                                                       8,632
                                                                ---------------
        Total expenses                                                  294,215
      Management fee waiver and reimbursed expenses (Note 2)            (24,989)
      Custody credits (Note 3)                                          (11,754)
                                                             ------------------
        Net expenses                                                    257,472
                                                             ------------------
      Net investment loss                                              (256,958)


REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS:
   Net realized loss on investments                                  (1,416,212)
   Net decrease in unrealized appreciation on investments           (16,587,237)
                                                             ------------------
                                                             ------------------
   Net loss on investments                                          (18,003,449)
                                                             ------------------
   Net decrease in net assets resulting from operations            $(18,260,407)


See Notes to Financial Statements

GENOMICSFUND.COM
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                       Six months ended
                                       February 28, 2001         Period ended
                                         (Unaudited)            August 31, 2000*
                                       -----------------       ----------------
OPERATIONS
   Net investment loss                       $  (256,958             $  (92,021)
   Net realized gain (loss) on investments    (1,416,212)               695,256
   Change in unrealized appreciation of
   investments                               (16,587,237)             5,396,170
                                          --------------         --------------
   Net increase (decrease) in net assets
   resulting from operations                 (18,260,407)             5,999,405
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
   from capital share transactions**        $ 11,652,183             22,822,452
                                          --------------         --------------
   Net increase in net assets                 (6,608,224)            28,821,857
   Net assets at beginning of period       $  28,821,857                   -
                                          --------------         --------------
NET ASSETS at the end of the period         $ 22,213,633           $ 28,821,857
                                          --------------         --------------
                                          --------------         --------------
*  Commencement of operation was March 1, 2000.
** A summary of capital share transactions follows:

                       Six months ended
                       February 28,2001                      Period ended
                          (Unaudited)                      August 31, 2000*
                       -----------------                   ---------------
                   Shares            Value           Shares            Value
                  ----------     -------------     ---------        -----------
Shares sold        2,673,711      $ 20,853,128     2,902,261        $24,336,092
Shares redeemed   (1,220,664)       (9,200,945)     (167,937)        (1,513,640)
                  ----------     -------------     ---------        -----------
Net increase       1,453,047      $ 11,652,183     2,734,324        $22,822,452
                  ----------     -------------     ---------        -----------
                  ----------     -------------     ---------        -----------

See Notes to Financial Statements

GENOMICSFUND.COM
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                    Six months ended
                                    February 28, 2001            Period ended
                                      (Unaudited)              August 31, 2000*
                                    -----------------          ----------------
Per Share Operating Performance
Net asset value, beginning of period     $10.54                   $ 10.00
                                         ------                   -------
Income from investment operations
   Net investment loss                   (0.06)                     (0.03)
   Net realized and unrealized gain
   on investments                        (5.17)                      0.57
                                         ------                   -------
   Total from investment operations      (5.23)                      0.54
                                         ------                   -------
Net asset value, end of period          $ 5.31                    $ 10.54
                                         ------                   -------
                                         ------                   -------
Total Return                            (49.62%)                    5.40%
                                         ------                   -------
                                         ------                   -------
Ratios/Supplemental Data
   Net assets, end of period (000's)    $22,214                  $ 28,822
Ratio to average net assets (A)
   Expenses  (B)                           1.99% **                 1.89% **
   Expense ratio - net (C)                 1.90% **                 1.89% **
   Net investment loss                    (1.90%) **               (1.73% **
Portfolio turnover rate                   35.62%                   85.25%

* Commencement of operation was March 1, 2000.
** Annualized
(A) Management fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by .18% for the period ended February 28, 2001 and 1.44% for the for the period ended August 31, 2000.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.
(C) Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

See Notes to Financial Statements

GENOMICSFUND.COM
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2001 (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

         The GenomicsFund.com (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in March, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 500,000,000 shares of $.01 par value common stock.

         The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses.

         The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

         B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing reatments for net operating losses and post-October capital.

         E. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         F. Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares have been assumed and expensed by the Fund.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

         Pursuant to an Investment Advisory Agreement, the Advisor, xGENx, LLC provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. Pursuant to the agreement, the Advisor has agreed to waive or limit its fees and to assume other expenses for the first three years of operations so that the total annual operating expenses for the Fund are limited to 1.90%. For the period ended February 28, 2001, the Advisor waived fees of $24,989.

         The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2001 was $92,704.

         The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the period ended February 28, 2001, there were $33,878 of distribution expenses incurred by the Fund.

         As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $37,489 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the first $250 million average daily net assets of the Fund; 0.175% on average daily net assets in excess of $250 million and not more than $500 million; 0.15% on average daily net assets in excess of $500 million and not more than $1 billion; and 0.10% on average daily net assets over $1 billion, with a minimum fee of $15,000.

         Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $19,064 for its services for the six months ended February 28, 2001.

         Certain officers and/or directors of the Fund are also officers and/or directors of xGENx, LLC, CSS, and FSI.

NOTE 3-INVESTMENTS/CUSTODY

         The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $22,659,162 and $9,359,324, respectively.

         The custodian has provided credits in the amount of $11,754 against custodian and accounting charges based on credits on cash balances of the Fund.

 .

Investment Adviser:

  xGENx, LLC
    555 Quince Orchard Road
    Suite 610
    Gaithersburg, Maryland 20878

Distributor:

  First Dominion Capital Corp.
    1500 Forest Avenue
    Suite 223
    Richmond, Virginia  23229

Independent Auditors:

  Tait, Weller and Baker
    Eight Penn Center Plaza
    Suite 800
    Philadelphia, Pennsylvania 191-3

Transfer Agent:

For Account information, wire purchase or redemptions, call or write to the GenomicsFund.com Transfer Agent:

  Fund Services, Inc.
    Post Office Box 26305
    Richmond, Virginia  23260
    (800) 628-4077 Toll Free

More Information:

  For 24 hour, 7 days a week price information, and for information on any series of the World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800)527-9525 Toll Free.


877.433.GENE

GLOBAL eFUND
A series of "The World Funds, Inc."

Semi-Annual Report to Shareholders

For the Period Ended
February 28, 2001

                                   GLOBAL e FUND
                          SCHEDULE OF PORTFOLIO INVESTMENTS
                                  February 28, 2001
                                     (Unaudited)
  Number of
   Shares        Security Description
-                -
                 COMMON STOCKS:            87.64%

                 Argentina:                 3.04%
       10,000    El Sitio, Inc. (Internet)*                         $    13,125
       25,000    Impsat Corporation (Networking)*                       173,437
                                                              -----------------
                                                                        186,562
                                                              -----------------

                 Australia:                 0.90%
      100,000    Ecorp (Internet)*                                       55,109
                                                              -----------------

                 Brazil:                    1.46%
        7,400    Embratel Participacoes Sponsored ADR
                 (Telecommunications)*
                                                                         89,540
                                                              -----------------

                 Canada:                    5.48%
        3,800    724 Solutions Incorporated (Internet)*                  53,912
        6,000    BCE Emergis, Inc. (Software)*                          119,428
        8,800    Nortel Networks Corporation (Networking)               162,712
                                                              -----------------
                                                                        336,052
                                                              -----------------

                 China:                     0.64%
        5,900    China.Com Corp CL "A" (Internet)*                       26,366
        4,900    Sina.Com (Internet)*                                    12,556
                                                              -----------------
                                                                         38,922
                                                              -----------------

                 Egypt:                     0.28%
        1,000    Egyptian Mobile Phone (Mobile)*                         16,986
                                                              -----------------

                 Finland:                   2.19%
        3,000    Nokia ADR  "A" shares
                 (Telecommunications)*                                   66,000
        6,200    Sonera Corp Sponsored ADR (Networking)*                 68,200
                                                              -----------------
                                                                        134,200
                                                              -----------------

                 Fr                         6.19%
       13,900    Integra (Internet)*                                     63,393
       68,600    Vivendi Universal SA (Media)*                          316,023
                                                              -----------------
                                                                        379,416
                                                              -----------------

                 Germany:                   3.11%
        1,600    Adva AG Optical Network (Networking)*                   30,663
        5,000    Brokat Infosystems AG (Software)*                       69,562
        5,000    Intershop Communications (Internet)*                    28,378
        6,000    T Online International (Internet)*                      62,246
                                                              -----------------
                                                                        190,849
                                                              -----------------

                 Great Britain:           15.28%
        2,400    Autonomy Corporation PLC (Internet)*                    46,957
       60,000    Energis PLC (Telecommunications)*                      393,765
        8,800    Logica PLC (Software)                                  175,353
       23,000    Marconi Electronics Systems
                 (Telecommunications)*                                  154,763
        6,400    Psion PLC (Software)                                    14,232
       20,000    Scoot.Com PLC (Internet)*                               14,873
       20,000    Telewest Communications PLC
                 (Telecommunications)*                                   38,120
        3,600    Vodafone Group PLC ADR (Mobile)                         98,316
                                                              -----------------
                                                                        936,379
                                                              -----------------

                 Hong Kong:                 4.30%
        9,000    Asia Satellite Telecom ADR (Satellite)*                206,550
      100,000    Pacific Century Cyberworks (Internet)*                  57,052
                                                              -----------------
                                                                        263,602
                                                              -----------------

                 India:                     2.75%
        1,650    Infosys Technologies Sponsored ADR
                 (Software)                                             151,800
        4,000    Satyam Infoway Ltd. (Internet)*                         17,000
                                                              -----------------
                                                                        168,800
                                                              -----------------

                 Israel:                    4.58%
        4,000    Audiocodes Ltd. (Telecommunications)*                   64,500
        5,000    Breezecom Limited (Telecommunications)*                 60,313
        1,605    Check Point Software Techs (Software)*                 102,921
       16,000    Orckit Communications Ltd.
                 (Telecommunications)*                                   32,000
       11,000    Tioga Technologies Ltd.
                 (Electronics/Equipment)*                                21,313
                                                              -----------------
                                                                        281,047
                                                              -----------------

                 Ireland:                   2.18%
       14,000    Eircom PLC Euro Sponsored ADR
                 (Telecommunications)*                                  121,800
        4,000    Trintech Group PLC ADR (Software)*                      11,750
                                                              -----------------
                                                                        133,550
                                                              -----------------

                 Japan                     8.05%
       10,000    NEC Corp. (Electronics/Equipment)                      162,766
        3,000    NTT Docomo Inc. Sponsored ADR (Mobile)*                255,000
        1,700    Softbank Corp. (Internet)*                              75,952
                                                              -----------------
                                                                        493,718
                                                              -----------------

                 Korea:                    2.91%
        5,000    Korea Elect Power Sponsored
                 ADR/RP1/2 (Utilities)                                   54,500
        2,100    Korea Thrunet Company Ltd. "A" (Internet)*               6,825
        6,000    SK Telecom Ltd. Sponsored ADR (Mobile)                 116,940
                                                              -----------------
                                                                        178,265
                                                              -----------------

                 Mexico                     1.95%
        3,000    Grupo Telavisa GDR Rep 144A (Media)*                   119,700
                                                              -----------------

                 Netherlands:              10.32%
       10,000    Equant N V Registered Shares (Networking)*             272,500
        6,900    KPNQWEST NV (Telecommunications)*                      164,737
        4,500    StMicroelectronics NV NY SHS                           141,210
                 (Electronics/Equipment)*
        5,300    United Pan Europe Com Sponsored ADR
                 (Telecommunications)*                                   54,325
                                                              -----------------
                                                                        632,772
                                                              -----------------

                 Philippines:               1.47%
        5,500    Philippine Long Dist Tel Sponsored ADR
                 (Telecommunications)*                                   90,200
                                                              -----------------
                 Singapore:                 4.02%
       41,600    Datacraft Asia Ltd. (Networking)                       239,200
        1,700    Pacific Internet Ltd. (Internet)*                        7,012
                                                              -----------------
                                                                        246,212
                                                              -----------------

                 Spain:                     2.01%
       10,750    Terra Networks SA Sponsored ADR (Internet)*            122,953
                                                              -----------------

                 Sweden:                    4.53%
       27,200    Ericsson LM Tel Co ADR "B"
                 (Telecommunications)*                                  225,249
       23,500    Icon Medilab Int AB (Internet)*                         24,184
       10,000    Switchcore AB (Networking)*                             28,122
                                                              -----------------
                                                                        277,555
                                                              -----------------
                 Total Investments:
                 (Cost:  $13,639,760) **        87.64%         $      5,372,389
                 Other assets, net              12.36%                  757,582
                                               -------        -----------------
                 Net Assets                    100.00%         $      6,129,971
                                               =======        =================

 Non-income producing
** Cost for Federal income tax purposes is $13,639,760 and net unrealized depreciation consists of:

           Gross unrealized appreciation              $     2,826
           Gross unrealized depreciation               (8,270,197)
                                                      -----------
           Net unrealized depreciation                $(8,267,371)
                                                      ===========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                             GLOBAL e FUND
                   SCHEDULE OF PORTFOLIO INVESTMENTS
                           February 28, 2001
                              (Unaudited)
-------------------------------------------------------------------------

Electronics/Equipment                                              5.31%
Internet                                                          11.22%
Media                                                              7.11%
Mobile                                                             7.95%
Networking                                                        15.90%
Satellite                                                          3.37%
Software                                                          10.52%
Telecommunications                                                25.37%
Utilities                                                          0.89%
                                                                 ------
                                                                  87.64%
                                                                 ------
Other assets, net                                                 12.36%
                                                                 ------
Net Assets                                                       100.00%
                                                                 ======

GLOBAL e FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at value (identified cost
      of $13,639,760) (Notes 1 & 3)                                 $ 5,372,389
Cash                                                                    764,294
Receivables:
     Dividends                               $ 3,338
     Capital stock sold                        4,599
                                           ---------
                                                                          7,937
Other assets                                                              7,762
                                                                   ------------
     TOTAL ASSETS                                                     6,152,382
                                                                   ------------
LIABILITIES
Payables:
    Investment management fees                 6,854
     12b-1 fees                                3,016
                                          ----------
                                                                          9,870
Accrued expenses                                                         12,541
                                                                  -------------
        TOTAL LIABILITIES                                                22,411
                                                                  -------------
NET ASSETS                                                          $ 6,129,971
                                                                  =============
Class A Shares
     NET ASSETS                                                     $ 5,477,087
                                                                  =============
     NET ASSET VALUE AND REDEMPTION
       PRICE PER SHARE ($5,477,087/1,396,150
       shares outstanding)                                          $      3.92
                                                                  =============
     MAXIMUM OFFERING PRICE PER SHARE
     ($3.92 x 100 / 94.50)                                          $      4.15
                                                                  =============

Class B Shares
     NET ASSETS                                                     $   652,884
                                                                  =============
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE ($652,884/166,474
       shares outstanding)                                          $      3.92
                                                                  =============

     At February 28, 2001, there were 50,000,000 shares of
        $.01 par value stock authorized and components of
        net assets are:
     Paid in capital                                                 14,666,357
     Accumulated net investment loss                                   (156,234)
     Accumulated net realized loss on investment and
       foreign currency transactions                                   (112,781)
     Net unrealized depreciation of investments                      (8,267,371)
                                                                 --------------
     Net Assets                                                     $ 6,129,971
                                                                 ==============

See Notes to Financial Statements

GLOBAL e FUND
STATEMENT OF OPERATIONS

PERIOD ENDED FEBRUARY 28, 2001 (Unaudited)*
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Dividend (net of foreign tax withheld of $992)                   $  7,331
                                                                  -------------
  Investment advisory fees (Note 2)                                    $ 58,054
      12b-1 fee-- Class A (Note 2)                                       21,891
      12b-1 fee--Class B (Note 2)                                         2,960
      Custodian and accounting fees (Note 3)                             24,624
      Transfer agent fees (Note 2)                                       12,193
      Recordkeeping and administrative services (Note 2)                  9,288
      Legal and audit fees                                               12,969
      Shareholder servicing and reports (Note 2)                          5,643
      Registration fees                                                  25,006
      Miscellaneous                                                      15,561
                                                                  -------------
        Total expenses                                                  188,189
      Custody credits (Note 3)                                          (24,624)
                                                                  -------------
        Net expenses                                                    163,565
                                                                  -------------
      Net investment loss                                              (156,234)
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCIES
   Net realized gain on investments                                         434
   Net realized loss on foreign currency conversions                       (869)
   Net decrease in unrealized depreciation on investments
     and foreign currencies                                          (6,935,450)
                                                                  -------------
       Net loss on investments                                       (6,935,885)
                                                                  -------------

       Net decrease in net assets resulting from operations         ($7,092,119)
                                                                  =============

* Commencement of operations September 12, 2000 for Class B shares

See Notes to Financial Statements

GLOBAL e FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                           Period ended
                                            February 28,
                                                2001*             Period ended
                                            (Unaudited)        August 31, 2000*
                                           -------------       ----------------
OPERATIONS
   Net investment loss                     $  (156,234)             $  (123,684)
   Net realized loss on investments
     and foreign currency transactions        (112,346)                    (435)
   Change in net unrealized depreciation
     of investments and currencies          (6,935,450               (1,331,921)

   Net decrease in net assets resulting
     from operations                        (7,092,119)              (1,567,951)
                                           -----------              -----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
     from capital share transactions**         310,517               14,479,524
                                           -----------              -----------
   Net increase (decrease) in net assets    (6,781,602)              12,911,573
   Net assets at beginning of period        12,911,573                     -
                                           -----------              -----------
NET ASSETS at end of period                $ 6,129,971             $ 12,911,573
                                           ===========              ===========

* Commencement of operations May 4, 2000 for Class A shares and September 12, 2000 for Class B shares.
** A summary of capital share transactions follows:

                                         Class A Shares                                     Class B Shares
                       ------------------------------------------------------      ----------------------------------
                         Six months ended                                                     Period ended
                       February 28, 2001*                Period ended                      February 28, 2001*
                          (Unaudited)                  August 31, 2000*                        (Unaudited)
                       ------------------------      -----------------------       ----------------------------------
                         Shares       Value            Shares         Value            Shares            Value
                        -------      ------            ------         -----            ------            -----

Shares sold            261,822     $1,467,053        1,642,578   $14,881,043          173,073      $   1,097,947
Shares redeemed       (456,822)    (2,223,549)         (51,428)     (401,519)          (6,599)           (30,934)
                      --------     ----------        ---------   -----------          -------      -------------
Net increase
    (decrease)        (195,000)    $ (756,496)       1,591,150   $14,479,524          166,474      $   1,067,013

                      ========     ==========        =========   ===========          =======      =============

See Notes to Financial Statements

GLOBAL e FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                Class A Shares                    Class B Shares
                                                   ---------------------------------------      -----------------
                                                    Six months ended                               Period ended
                                                   February 28, 2001*        Period ended       February 28, 2001*
                                                       (Unaudited)         August 31, 2000*        (Unaudited)
                                                   -----------------       ---------------      -----------------
Per Share Operating Performance
Net asset value, beginning of period                  $    8.11              $    9.45           $     7.60
Income from investment operations-
   Net investment loss                                    (0.10)                 (0.08)               (0.10)
   Net realized and unrealized loss on
       investments                                        (4.09)                 (1.26)               (3.58)
                                                      ---------              ---------           -----------
   Total from investment operations                       (4.19)                 (1.34)               (3.68)
   Net asset value, end of period                     $    3.92              $    8.11           $     3.92
                                                      =========              =========           ==========
Total Return                                            (51.66%)                (14.18%)             (48.42%)

Ratios/Supplemental Data
   Net assets, end of period (000's)                  $  5,477               $  12,912           $      653
Ratio to average net assets (A)
   Expenses  (B)                                         4.02% **                 3.73% **             4.52% **
   Expense ratio - net (C)                               3.49% **                 3.49% **             3.99% **
   Net investment loss                                  (2.33%) **               (3.39%) **           (1.83%) **
Portfolio turnover rate                                  0.19%                    6.23%                0.19%


* Commencement of operations May 4, 2000 for Class A shares and September 12, 2000 for Class B shares.
** Annualized
(A) Management fee waiver reduced the expense ratio and increased net investment income ratio by 0.25% for the for the period ended August 31, 2000.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

GLOBAL e FUND
NOTES TO THE FINANCIAL STATEMENTS

FEBRUARY 28, 2001 (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

         The Global e Fund (the"Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in May, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 500,000,000 shares of $.01 par value common stock.

         The objective of the Fund is to achieve capital appreciation by investing in a non-diversified portfolio consisting of equity securities, securities convertible into common stock and warrants of companies principally engaged in Internet and Internet-related businesses.

         The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

         B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions and Dividends. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date.

         D. Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

         E. Distribution to Shareholders. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital and currency losses.

         F. Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares have been assumed and expensed by the Fund.

         G. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

         Pursuant to an Investment Advisory Agreement, the Advisor, Global Assets Advisors, Inc.("GAA") provides investment services for an annual fee of 1.25% on the first $500 million of average daily net assets; 1.00% on average daily net assets in excess of $500 million and not more than $1 billion; and 0.75% on average daily net assets of the Fund over $1 billion. Pursuant to the agreement, the Advisor has agreed to waive or limit its fees and to assume other expenses for the first three years following commencement of operations so that the ratio of total annual operating expenses for the Fund are limited to 3.49% for the Class A shares and 3.99% for the Class B shares. For the period ended August 31, 2000, the Advisor waived fees of $9,067.

         The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five (5) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2001 was $9,067.

         The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund . The Fund may incur such distribution expenses at the rate of .50% per annum on the Fund's average net assets for Class A shares and up to 1.00% for its Class B shares. For the period ended February 28, 2001, there were $21,891 and $2,960 of distribution expenses incurred for Class A shares and Class B shares, respectively.

         As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $10,580 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets.

         Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $12,193 for its services for the period ending February 28, 2001.

         Certain officers and/or directors of the Fund are also officers and/or directors of GAA, CSS, and FSI.

NOTE 3-INVESTMENTS/CUSTODY

         Purchases and sales of securities other than short-term notes aggregated $925,903 and $14,930, respectively.

         The custodian has provided credits in the amount of $24,624 against custodian and accounting charges based on credits on cash balances of the Fund.

Investment Advisor:

         Global Assets Advisors, Inc
                  250 Park Avenue South
                  Suite 200
                  Winter Park, Florida 32789

Distributor:

         International Assets Advisory Corp.
                  250 Park Avenue South
                  Suite 200
                  Winter Park, Florida 32789

Independent Auditors:

         Tait, Weller and Baker
                  Eight Penn Center Plaza
                  Suite 800
                  Philadelphia, Pennsylvania  19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Global e-Fund's Transfer Agent:

         Fund Services, Inc.
                  Post Office Box 26305
                  Richmond, Virginia 23260
                  (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free.

Semi-Annual Report to Shareholders

CSI Equity Fund
CSI Fixed Income Fund


CSI Capital Management
Financial Advisors
Investment Counsel

For the Period Ended
February 28, 2001

                                     CSI EQUITY FUND
                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                    February 28, 2001
                                       (Unaudited)

Number
Of shares                 Description                              Market Value
---------                 ---------------                         -------------
                          COMMON STOCKS:   97.79%

                          BANKING:          8.20%
   42,933                 Citigroup, Inc.                         $   2,111,445
   24,600                 Deutsche Bank ADR*                          2,035,992
   39,200                 HSBC Holdings ADR                           2,606,800
   41,500                Ing Groep N.V. ADR                           2,880,100
                                                                  -------------
                                                                      9,634,337
                                                                  -------------
                          BEVERAGES:        3.21%
   30,100                 Heineken N.V. ADR                           1,662,179
   45,900                 Pepsico Inc.                                2,115,072
                                                                  -------------
                                                                      3,777,251
                                                                  -------------
                          CHEMICALS:        1.07%
   34,100                 Rohm and Haas Co.                           1,253,175

                          COMPUTER AND PERIPHERALS:    3.13%
   74,400                 Cisco Systems, Inc.*                        1,762,350
   48,200                 EMC Corp*                                   1,916,432
                                                                  -------------
                                                                      3,678,782
                                                                  -------------
                          COMPUTER SOFTWARE/SERVICES:  6.26%
   50,400                 Automatic Data Processing                   2,973,600
   53,600                 Microsoft Corp.*                            3,162,400
   64,400                 ORACLE Corporation*                         1,223,600
                                                                  -------------
                                                                      7,359,600
                                                                  -------------

                          DRUG AND MEDICAL:  13.06%
   22,779                 Aventis*                                    1,839,632
   57,800                 Abbott Laboratories                         2,831,622
   28,000                 Bayer*                                      1,362,110
   28,900                 Johnson & Johnson                           2,812,837
   68,825                 Pfizer Inc.                                 3,097,125
   24,700                 Pharmacia Corp.                             1,276,990
   52,600                 Schering Plough                             2,117,150
                                                                  -------------
                                                                     15,337,466
                                                                  -------------
                          ELECTRONICS/EQUIPMENT: 7.73%
    4,729                 Agilent Technologies*                         170,244
   50,600                 Emerson Electric Co.                        3,385,140
   24,800                 Hewlett-Packard Co.                           715,480
   70,000                 Koninklijke Phillips*                       2,284,800
   46,000                 Nokia Corp. ADR*                            1,012,000
   56,600                 Uniphase Corp.*                             1,514,050
                                                                  -------------
                                                                      9,081,714
                                                                  -------------
                          ENERGY:           1.59%
   22,000                 ABB Limited*                                1,864,854
                                                                  -------------

                          FOOD:             4.86%
   48,500                 Diageo PLC ADR                              1,963,280
   75,100                 Groupe Danone ADR*                          2,091,535
   15,100                 Nestle S.A. ADR*                            1,652,094
                                                                  -------------
                                                                      5,706,909
                                                                  -------------

                          HOUSEHOLD:        7.87%
   85,700                 Gillette                                    2,786,107
   48,300                 Kimberly-Clark Corp.                        3,453,450
   42,600                 Proctor & Gamble                            3,003,300
                                                                  -------------
                                                                      9,242,857
                                                                  -------------

                          INSURANCE:        3.75%
   43,600                 AXA ADR*                                    2,716,280
   17,800                 Zurich Financial Insurance ADR*               850,205
    1,740                 Zurich Financial Insurance
                            (Underlying Security)*                      833,882
                                                                  -------------
                                                                      4,400,367
                                                                  -------------

                          MANUFACTURING:    3.96%
   34,200                 Corning Inc.                                  926,820
   33,000                 Minnesota Mining and Manufacturing Co.      3,720,750
                                                                  -------------
                                                                      4,647,570
                                                                  -------------

                          METALS:           1.49%
   49,100                 Alcoa Inc.                                  1,755,816
                                                                  -------------

                          MULITMEDIA:       1.02%
   38,600                 Disney Walt Co.                             1,194,670
                                                                  -------------

                          OIL:              6.49%
   40,900                 Philips Petroleum                           2,180,379
  106,100                 Repsol S.A. ADR                             1,804,761
   15,900                 Schlumberger                                1,013,625
   37,200                 Total Fina ADR*                             2,622,972
                                                                  -------------
                                                                      7,621,737
                                                                  -------------

                          RETAIL:          13.25%
   52,400                 Borders Group Inc.*                           830,540
   79,600                 Costco Wholesale*                           3,323,300
   60,400                 CVS Corp.                                   3,684,400
   74,000                 Federated Department Stores*                3,577,900
   43,200                 Home Depot Inc.                             1,836,000
   95,300                 Kroger Co.*                                 2,310,072
                                                                  -------------
                                                                     15,562,212
                                                                  -------------


                          SEMI-CONDUCTORS:  2.56%
   65,700                 Intel Corp.                                 1,876,556
   36,000                 STMicroelectronics*                         1,129,680
                                                                  -------------
                                                                      3,006,236
                                                                  -------------


                          TELECOMMUNICATIONS: 1.50%
   20,000                 Tellabs Inc.*                                 871,250
   32,650                 Vodafone Airtouch Communications              891,672
                                                                  -------------
                                                                      1,762,922
                                                                  -------------

                           TRANSPORTATION:  4.67%
   68,900                  Fedex Corporation*                         2,820,077
   48,600                  Union Pacific                              2,670,084
                                                                  -------------
                                                                      5,490,161
                                                                  -------------

                          UTILITIES:        2.12%
   60,300                 TXU Corp.                                   2,486,772
                                                                  -------------

                          TOTAL INVESTMENTS:
                          (Cost: $97,350,238 )**    97.79%        $ 114,865,408
                          Other assets, net          2.21%            2,591,602
                                                   ------         -------------
                           NET ASSETS              100.00%        $ 117,457,010
                                                   ======         =============


*   Non-income producing
**Cost for Federal income tax purposes is $97,350,238 and net unrealized appreciation consists of:


         Gross unrealized appreciation                $ 20,704,925
         Gross unrealized depreciation                  (3,189,755)
                                                      ------------
         Net unrealized appreciation                  $ 17,515,170
                                                      ============

ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001 (Unaudited)
----------------------------------------------------------------------------- --

ASSETS
Investments at value (identified cost of $97,350,238)
 (Notes 1 & 3)                                                   $ 114,865,408
Cash                                                                 6,517,054
Receivables:
      Dividend                                     $   70,012
      Investments sold                              1,063,987
      Capital stock sold                                9,965
                                               --------------
                                                                     1,143,964
Deferred organization cost (Note 1)                                     17,528
Other assets                                                             4,098
                                                                  ------------
    TOTAL ASSETS                                                   122,548,052
                                                                  ------------

LIABILITIES
Securities purchased                                                 4,974,055
Investment management fees                                              91,447
Accrued expenses                                                        25,540
                                                                  ------------
      TOTAL LIABILITIES                                              5,091,042
                                                                  ------------
NET ASSETS                                                        $117,457,010
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE ($117,457,010 / 7,306,909 shares outstanding)      $   16.07
                                                                     =========
  At February 28, 2001 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
   Paid in capital                                                $100,575,803
   Accumulated net investment loss                                    (111,996)
   Accumulated net realized loss on investments                       (521,967)
   Net unrealized appreciation of investments                       17,515,170
                                                                  ------------
   Net assets                                                     $117,457,010
                                                                 =============

See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Dividend                                                       $ 528,512
      Interest                                                         159,256
                                                                  ------------
         Total income                                               $  687,768
                                                                  ------------

EXPENSES
 Investment management fees (Note 2)                                   569,104
 Recordkeeping and administrative services (Note 2)                     94,102
 Custodian and accounting fees                                          17,873
 Audit and legal fees                                                   27,730
 Transfer agent fees                                                     9,921
      Registration fees                                                 22,869
      Shareholder servicing and reports                                 10,698
      Organization expense amortization                                  5,245
      Insurance                                                         12,163
      Other expenses                                                    30,059
                                                                  ------------
         Total expenses                                                799,764
                                                                  ------------
      Net investment loss                                             (111,996)
                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                 (5,981,186)
   Net decrease in unrealized appreciation on investments           (5,504,026)
                                                                  ------------
   Net loss on investments                                         (11,485,212)
                                                                  ------------
   Net decrease in net assets resulting from operations           ($11,597,208)
                                                                  ============
See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                          Six months ended
                          February 28, 2001      Year ended         Year ended
                            (Unaudited)       August 31, 2000    August 31,1999
                          -----------------   ---------------    --------------
OPERATIONS
   Net investment loss      $  (111,996)      $  (114,695)       $   (61,940)
   Net realized gain
  (loss) on investments      (5,981,186)        9,965,395           (570,895)
   Change in net unrealized
 appreciation (depreciation)
     of investments          (5,504,026)       13,918,985         10,984,834
                             ----------        ----------         ----------
 Net increase (decrease) in
 net assets resulting from
  operations                (11,597,208)       23,769,685         10,351,999
DISTRIBUTION TO SHAREHOLDERS
 FROM
   Net investment income ($--,
    $-- and $.02  per share,
    respectively)                    --                --            (64,879)
   Capital gains ($.59,
    $.-- and $.-- share,
    respectively)            (3,813,314)               --                 --
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets
resulting from capital share
 transactions*               19,194,679        36,978,756         16,061,049
                             ----------        ----------         ----------
   Net increase in net
   Assets                     3,784,157        60,748,441         26,348,169
   Net assets at beginning
   of period                113,672,853        52,924,412         26,576,243
                             ----------        ----------         ----------
NET ASSETS at the end of
 period                    $117,457,010      $113,672,853       $ 52,924,412
                           ============      ============       ============

* A summary of capital share transactions follows:

                             Six months ended
                           February  28, 2001     Year Ended       Year Ended
                               (Unaudited)      August 31, 2000  August 31, 1999
               -----------------------------------------------------------------
               Shares       Value        Shares          Value    Shares   Value
               ------       -----        ------      ---------   -------   -----
Shares sold    1,186,779   20,387,924    2,560,380  42,600,004   1,470,603 18,610,831
Shares
reinvested
from
distributions    224,105    3,776,161           -            -      4,869      64,657
Shares redeemed (290,400)  (4,969,406)   (334,341)  (5,621,248)  (206,346) (2,614,439)
                --------    ---------   ---------   ----------   --------  ----------
Net increase   1,120,484  $19,194,679   2,226,039  $36,978,756  1,269,126 $16,061,049
               =========  ===========   =========  ===========  ========= ===========

See Notes to Financial Statements

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                          Six months ended
                         February 28, 2001   Year ended     Year ended    Period ended
                           (Unaudited)    August 31,2000 August 31, 1999 August 31, 1998*

Per Share Operating
Performance
Net asset value,
beginning of period        $18.37            $13.36             $9.88            $10.00
                    -----------------  --------------  ----------------   ---------------
Income from investment
operations-
  Net investment
   income (loss)            0.02             (0.02)             (0.02)            (0.02)
  Net realized and
unrealized gain (loss)
   on investments          (0.14)            (1.69)              5.03             3.52
                      ----------------   --------------- --------------   ---------------
Total from investment
Operations                 (0.12)            (1.71)              5.01             3.50
                      --------------   ---------------  ----------------   ---------------
Less
distributions-
   Distributions from
net investment income          -                 -              (0.02)               -
   Distributions from
capital gains              (0.59)                -                  -                -
                     --------------  ----------------   --------------- ----------------
Total distributions
                           (0.59)                -              (0.02)               -
                    ---------------   ---------------  ----------------   ---------------
Net asset value,
end of period             $16.07            $18.37             $13.36            $9.88
                    ===============   ===============  ================   ===============

Total Return              (9.30%)            37.50%            35.21%           (1.20%)
                    ================   ===============  ================   ===============

Ratios/Supplemental Data
   Net assets, end
of period (000's)      $117,457           $113,673          $52,924           $26,576
Ratio to average net
assets-
   Expenses (A)            1.41% **           1.44%            1.50%            1.50%
   Expenses-net (B)        1.41% **           1.44%            1.50%            1.49%
   Net investment
income (loss)             (0.20%) **         (0.14%)          (0.15%)           0.42%
Portfolio turnover
 rate                     11.90%              22.69%          12.91%            8.16%


* Commencement of operations October 15, 1997
** Annualized

(A) Expense ratio has been increased to include custodian fees which were offset by custodian credits for the period ended August 31, 1998.
(B) Expense ratio - net reflects the effect of the custodian fee credits the fund received for the period ended August 31, 1998.


See Notes to Financial Statements

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

         The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 500,000,000 shares of $.01 par value common stock.

         The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

         The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

         B. Federal Income Taxes. The Fund intends to comply with thE requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         D. Distribution to Shareholders. Distribution from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital and currency losses.

         E. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

         Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

         As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $96,172 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million, with a minimum fee of $15,000.

         Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $9,921 for its services for the six months ended February 28, 2001.

         Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.



NOTE 3-INVESTMENTS

         The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $29,759,895 and $13,122,465, respectively.

                              CSI FIXED INCOME FUND
                      SCHEDULE OF PORTFOLIO INVESTMENTS
                                 February 28, 2001
                                    (Unaudited)


Principal
Amount            Description                                      Market Value
---------         -------------                                    ------------
                  U.S. GOVERNMENT SECURITIES:  87.76%

                  MATURES IN OVER 10 YEARS:    17.26%
$5,750,000        U.S. Treasury Bond 6.00%; February 15, 2026      $ 6,107,000
 4,250,000        U.S. Treasury Bond 6.75%; August 15, 2026          4,949,257
 2,000,000        U.S. Treasury Bond 5.50%; August 15, 2028          1,992,140
                                                                   -----------
                                                                    13,048,397
                                                                   -----------

                  MATURES IN 6-10 YEARS:       14.55%
 3,500,000        U.S. Treasury Note 6.125%; August 15, 2007         3,739,806
 4,000,000        U.S. Treasury Note 5.50%; February 15, 2008        4,138,628
 3,000,000        U.S. Treasury Note 5.625%; May 15, 2008            3,124,542
                                                                   -----------
                                                                    11,002,976
                                                                   -----------

                  MATURES IN 0-5 YEARS:        55.95%
 2,500,000        U.S. Treasury Bill 6.097%; March 15, 2001          2,494,972
 2,750,000        U.S. Treasury Note 5.625%; May 15, 2001            2,754,309
 5,000,000        U.S. Treasury Bill 6.00%; August 2, 2001           4,902,895
 2,000,000        U.S. Treasury Note 6.375%; August 15, 2002         2,052,134
 3,000,000        U.S. Treasury Note 5.75%; October 31, 2002         3,058,155
 3,000,000        U.S. Treasury Note 6.25%; February 15, 2003        3,096,753
 2,000,000        U.S. Treasury Note 5.50%; May 31, 2003             2,041,686
 2,000,000        U.S. Treasury Note 5.875%; February 15, 2004       2,068,894
 2,000,000        U.S. Treasury Note 5.25%; May 15, 2004             2,036,712
 3,500,000        U.S. Treasury Note 7.25%; August 15, 2004          3,787,466
 4,750,000        U.S. Treasury Note 6.50%; May 15, 2005             5,071,637
 2,000,000        U.S. Treasury Note 6.50%; August 15, 2005          2,141,964
 3,750,000        U.S. Treasury Note 5.875%; November 15, 2005       3,932,531
 2,750,000        U.S. Treasury Note 5.625%; February 15, 2006       2,856,711
                                                                   -----------
                                                                    42,296,819
                                                                   -----------

                           TOTAL U.S. GOVERNMENT SECURITIES:
                           (Cost: $64,474,362)* 87.76%             $66,348,192
                           Other assets, net    12.24%               9,253,898
                                                                   -----------
                           NET ASSETS          100.00%             $75,602,090
                                               ======              ===========

* Cost for Federal income tax purposes is $64,474,362 and net unrealized appreciation consists of:

            Gross unrealized appreciation                    $1,917,351
            Gross unrealized depreciation                       (43,521)
                                                             ----------
            Net unrealized appreciation                      $1,873,830
                                                             ==========

See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $64,474,362)
 (Notes 1 & 3)                                                     $66,348,192
 Cash                                                                6,029,896
 Receivables:
   Interest                                      $  489,331
   Capital stock sold                             3,008,295
                                                 ----------
                                                                     3,497,626
 Deferred organization costs (Note 1)                                   17,629
 Prepaid expenses                                                        2,554
                                                                   -----------
TOTAL ASSETS                                                        75,895,897
                                                                   -----------
LIABILITIES
 Investment management fees                                             28,882
 Accrued expenses                                                        3,536
 Distribution payable                                                  261,389
                                                                   -----------
      TOTAL LIABILITIES                                                293,807
                                                                   -----------
NET ASSETS                                                         $75,602,090
                                                                   ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE ($75,602,090 / 7,362,438 shares outstanding)       $   10.27
                                                                     =========
  At February 28, 2001 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
      Paid in capital                                              $73,704,275
      Undistributed net investment income                               14,373
      Undistributed net realized gain on investments                     9,612
      Net unrealized appreciation of investments                     1,873,830
                                                                   -----------
      Net Assets                                                   $75,602,090
                                                                   ===========


      See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                         $ 1,877,538
                                                                   -----------
EXPENSES
  Investment management fees (Note 2)                   $335,724
  Recordkeeping and administrative services (Note 2)      62,756
  Custodian and accounting fees                           14,290
  Audit and legal fees                                    17,934
  Shareholder servicing and reports                        7,970
  Registration fees                                       16,571
  Transfer agent fees                                      8,392
  Organization expense amortization                        5,258
  Other expenses                                          30,890
                                                        --------
    Total expenses                                                     499,785
  Fee waivers (Note 2)                                                (167,862)
                                                                  ------------
  Net expenses                                                         331,923
                                                                  ------------
  Net investment income                                              1,545,615
                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment                                         (7,787)
Net increase in unrealized depreciation on investments               2,394,689
                                                                  ------------
Net increase in net assets resulting from operations                $3,932,517
                                                                   ===========

See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                            Six months ended
                           February 28, 2001     Year ended      Year ended
                             (Unaudited)      August 31, 2000  August 31, 1999
                           -----------------  ---------------  ---------------
OPERATIONS
 Net investment income      $1,545,615           $2,546,367       $1,741,045
 Net realized gain (loss)
  on investments                (7,787)                  --           17,399
Change in net unrealized
 appreciation (depreciation)
 of investments              2,394,689            1,152,528       (2,548,398)
                            ----------           ----------       ----------
Net increase (decrease)
 in net assets resulting
from operations              3,932,517            3,698,895         (789,954)

DISTRIBUTION TO SHAREHOLDERS
FROM
 Net investment income ($.23,
 $.44 and $.61 per share,
 respectively)              (1,531,242)          (2,562,942)      (2,452,926)
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets
 resulting from capital
 share transactions*         8,530,313           14,929,069       17,948,035
                            ----------           ----------       ----------
 Net increase in net assets 10,931,588           16,065,022       14,705,155
 Net assets at beginning
 of period                  64,670,502           48,605,480       33,900,325
                            ----------           ----------       ----------
NET ASSETS at the end
of the period  (including
undistributed net investment
 income of $-, $ - and
 $2,203, respectively)     $75,602,090          $64,670,502      $48,605,480
                           ===========          ===========      ===========

* A summary of capital share transactions follows:

                Six months ended
               February 28, 2001           Year ended                Year ended
                (Unaudited)              August 31, 2000           August 31, 1999
            --------------------------------------------------------------------
                Shares      Value       Shares      Value        Shares      Value
            --------------------------------------------------------------------

Shares sold     1,755,775 $17,809,535  2,940,204 $28,619,513  2,734,375  $27,937,035

Shares reinvested
From distributions
                  144,108   1,245,304    258,811   2,520,178    239,692    2,447,668
Shares redeemed(1,058,555)(10,524,526)(1,662,329)(16,210,622)(1,223,411) (12,436,668)
               ----------- ----------  ---------  ----------  ---------   ----------
Net increase      841,328  $8,530,313  1,536,686 $14,929,069  1,750,656  $17,948,035
                =========  ==========  ========= ===========  =========  ===========


See Notes to Financial Statements

CSI FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                               Six months ended
                                               February 28, 2001      Year ended         Year ended        Period ended
                                                  (Unaudited)         August 31,      August 31, 1999      August 31,1998*
                                                                         2000
                                               ------------------   ---------------   -----------------    ----------------
Per Share Operating Performance
Net asset value, beginning of period                       $9.92             $9.75              $10.48           $10.00
                                               ------------------   ---------------   -----------------    -------------
Income from investment operations-
   Net investment income                                                                          0.39             0.22
                                                            0.21              0.43
   Net realized and unrealized gain (loss) on                                 0.18              (0.51)             0.26
investments                                                 0.37
                                               ------------------   ---------------                        -------------
 Total from investment
operations                                                  0.58              0.61              (0.12)             0.48
                                               ------------------   ---------------   -----------------    -------------
Less distributions-
   Distributions from net investment income
                                                          (0.23)            (0.44)              (0.61)                -
   Distributions from capital
gains                                                          -                 -                   -                -
                                               ------------------   ---------------   -----------------    -------------
   Total distributions
                                                          (0.23)            (0.44)              (0.61)                -
                                               ------------------   ---------------   -----------------    -------------
Net asset value, end of period                            $10.27             $9.92               $9.75           $10.48
                                               ------------------   ---------------   -----------------    -------------

Total Return                                               5.86%             6.39%             (1.31%)            4.80%
                                               ==================   ===============   =================    =============


Ratios/Supplemental Data
   Net assets, end of period (000's)               $      75,602       $    64,671        $     48,605        $  33,900
Ratio to average net assets -
(A)
   Expenses (B)                                            0.99% **          0.99%               1.00%            1.00% **
   Expenses- net (C)                                       0.99% **          0.99%               1.00%            1.00% **
   Net investment income                                   4.60% **          4.43%               4.22%            4.34% **
Portfolio turnover rate                                    6.35%            11.52%               1.38%            0.00%



* Commencement of operations January 27, 1998
** Annualized


(A) Management fee waivers reduced the expense ratios and increased the net investment income ratio by .50% for the six months ended February 28, 2001, .50% for the year ended August 31, 2000 and .50% for the period ended August 31, 1998.
(B) Expense ratios have been increased to include custodian fees which were offset by custodian credits and before management fee waivers.
(C) Expense ratio - net reflects the effect of the management fee waivers and the custodian fee credits the fund received.

See Notes to Financial Statements

CSI FIXED INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
FEBRUARY 28, 2001 (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

         The CSI Fixed Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 500,000,000 shares of $.01 par value common stock.

         The objective of the Fund is to seek current income by investing in debt securities. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities ("U.S. Government Securities"), municipal securities, corporate debt securities, zero coupon bonds, as well as obligations of governments, instrumentalities and corporations outside the U.S.


         The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Money market investments with a remaining maturity of less than sixty days are valued using the amortized cost method; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.

          B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions and Interest Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Interest income is recorded on the accrual basis.

         D. Distribution to Shareholders. Distribution from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to net operating losses and post-October capital losses.

         E. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

         Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. CSI has voluntarily agreed to waive its fees and reimburse the fund through December 31, 2001 for expenses in order to limit the operating expenses to 1.0% of average net assets. For the period ended February 28, 2001, the manager waived fees of $167,862.

         As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $64,421 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million, with a minimum fee of $15,000.

         Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $8,392 for its services for the six months ended February 28, 2001.

         Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.

NOTE 3-INVESTMENTS

         The cost of purchases and the proceeds from maturities of securities other than short-term notes aggregated $5,232,578 and $3,495,312, respectively.

Investment Adviser:

CSI Capital Management, Inc.
445 Bush Street, 5th Floor
San Francisco, California 94108-3725

Distributor:

First Dominion Capital Corp.
1500 Forest Avenue
Suite 223
Richmond, Virginia 23229

Independent Auditors:

Tait, Weller and Baker
Eight Penn Center Plaza
Suite 800
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity and CSI Fixed Income Funds' Transfer Agents:

Fund Services, Inc.
Post Office Box 26305
Richmond, Virginia 23260
(800) 628-4077 Toll Free

More Information:

For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free.

Semi-Annual Report to Shareholders

THE NEW MARKET FUND

A Series of
The World Funds, Inc.
A "Series" Investment Company

For the Year Ended
February 28, 2001

                        THE NEW MARKET FUND
                 SCHEDULE OF PORTFOLIO INVESTMENTS
                       February 28, 2001
                          (Unaudited)

   Number of                                                      Market
    Shares             Security Description                       Value
----------------       -----------------------              -------------------
                       COMMON STOCK:          94.40%

                       AEROSPACE/DEFENSE:      2.05%
          2,400        Honeywell International                     $    112,104
                                                                   ------------

                       COMPUTERS:              5.70%
          2,000        International Business Machines Corp.            199,800
          1,900        Microsoft Corp.*                                 112,100
                                                                   ------------
                                                                        311,900
                                                                   ------------

                       CONSUMER GOODS:        11.65%
          5,100        General Electric                                 237,150
          4,900        Gillette Co.                                     159,299
          2,400        Nike Inc.                                         93,720
          3,200        Pepsico Inc.                                     147,456
                                                                   ------------
                                                                        637,625
                                                                   ------------

                       DIVERSIFIED:           26.25%
            522        Berkshire Hathaway Inc-Class B*                1,220,958
          8,500        Tredegar Industries Inc.                         155,125
            200        Wesco Financial Corp.                             59,980
                                                                   ------------
                                                                      1,436,063
                                                                   ------------

                       FINANCIALS:            22.35%
          3,900        Ambac Financial Group                            219,960
          3,000        American Express Co.                             131,640
          2,600        Capital One Financial Corp.                      143,650
          2,600        Federal Home Loan Mortgage Corp.                 171,210
          2,600        Markel Corp.*                                    467,350
          1,800        Wells Fargo Co.                                   89,352
                                                                   ------------
                                                                      1,223,162
                                                                   ------------

                       MEDICAL:                1.62%
          1,400        Bristol-Myers Squibb Co.                          88,774
                                                                   ------------

                       DRILLING:               1.75%
          2,200        Atwood Oceanics Inc.*                             95,854
                                                                   ------------

                       ELECTRONICS:            5.46%
          2,500        Emerson Electric                                 167,250
          4,600        Intel Corp.                                      131,388
                                                                   ------------
                                                                        298,638
                                                                   ------------

                       REIT:                   7.32%
          7,500        First Industrial Realty Trust                    246,375
         12,800        United Dominion Realty Trust                     154,368
                                                                   ------------
                                                                        400,743
                                                                   ------------

                       RETAIL:                 0.67%
          2,400        Circuit City Stores                               36,408
                                                                   ------------

                       TECHNOLOGY:             1.88%
          5,000        Cognex Corp*                                     102,813
                                                                   ------------

                       TELECOMMUNICATIONS:     3.33%
          3,000        AT&T                                              69,000
          7,700        Liberty Media Group "A"*                         113,190
                                                                   ------------
                                                                        182,190
                                                                   ------------

                       TRANSPORTATION - RAIL:  1.53%
          2,500        CSX Corp.                                         83,600
                                                                   ------------

                       TRANSPORT SERVICES:     2.84%
          3,800        Fedex Corp.*                                     155,534
                                                                   ------------


                       TOTAL INVESTMENTS:
                       (Cost: $4,783,539)**       94.40%          $   5,165,408
                       Other assets, net           5.60%                306,341
                                             -----------          -------------
                       NET ASSETS                100.00%          $   5,471,749
                                            ============          =============

*  Non-income producing
** Cost for Federal income tax purpose is $4,783,539 and net unrealized appreciation consists of:


                Gross unrealized appreciation              $773,113
                Gross unrealized depreciation              (391,244)
                                                           --------
                Net unrealized appreciation                $381,869
                                                           ========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments at value (identified cost of $4,783,539)
(Notes 1 & 3)                                                        $5,165,408
Cash                                                                    274,337
Receivables:
      Dividends                                $  4,111
      Interest                                    2,189
                                               --------
                                                                          6,300
Deferred organization costs (Note 1)                                     28,989
Prepaid expenses                                                            206
                                                                     ----------
        TOTAL ASSETS                                                  5,475,240
                                                                     ----------

LIABILITIES
Accrued expenses                                                          3,492
                                                                     ----------
                                                                     $5,471,748
                                                                     ==========
NET ASSETS
   NET ASSET VALUE AND REDEMPTION
      PRICE PER SHARE ($5,471,748/ 468,666
          shares outstanding)                                        $    11.68
                                                                     ==========
   MAXIMUM OFFERING PRICE PER SHARE
          ($11.68 x 100 / 97.25)                                     $    12.01
                                                                     ==========

   At February 28, 2001 there were 50,000,000 shares
     of $.01 par value stock authorized and components
     of net assets are:
   Paid in capital                                                   $5,323,890
   Accumulated net investment loss                                      (20,696)
   Accumulated net realized loss on investments                        (213,315)
   Net unrealized appreciation of investments                           381,869
                                                                     ==========
See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividend income                                                $   32,036
                                                                     ----------
EXPENSES
      Investment advisory fees (Note 2)          $26,499
      12b-1 fees (Note 2)                         13,249
      Recordkeeping and administrative
         services (Note 2)                        13,767
      Legal and audit fees                         5,754
      Transfer agent fees (Note 2)                 6,696
      Custodian and accounting
         fees (Note 3)                             7,014
      Organization expense amortization            6,060
      Shareholder servicing and
         reports (Note 2)                          3,909
      Director fees                                4,257
      Miscellaneous                                9,046
                                                  -------
        Total expenses                                                   96,251
      Management fee waiver and reimbursed
        expenses (Note 2)                                               (41,420)
      Custody credits (Note 3)                                           (2,099)
                                                                     ----------
        Net expenses                                                     52,732
                                                                     ----------
      Net investment loss                                               (20,696)
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
   Net realized loss on investments                                    (172,414)
   Net increase in unrealized appreciation
     on investments                                                     176,278
                                                                     ----------
   Net gain on investments                                                3,864
                                                                     ----------
   Net decrease in net assets resulting
     from operations                                                   ($16,832)
                                                                     ==========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                       Six months ended
                                       February 28, 2001            Year ended
                                         (Unaudited)            August 31, 2000

OPERATIONS
   Net investment loss                   $    (20,696)             $    (14,781)
   Net realized gain (loss) on
      investments                            (172,414)                   13,465
   Change in unrealized appreciation
      of investments                          176,278                    83,151
                                         ------------              ------------
   Net increase (decrease) in net
      assets resulting from operations        (16,832)                   81,835

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
      from capital share transactions*        141,605                 2,008,878
                                         ------------              ------------
   Net increase in net assets                 124,773                 2,090,713
   Net assets at beginning of period        5,346,975                 3,256,262
                                         ------------              ------------
   NET ASSETS at the end of the period  $   5,471,748             $   5,346,975
                                         ============             =============

* A summary of capital share transactions follows:

                            Six months ended
                            February 28, 200                 Year ended
                              (Unaudited)                  August 31, 2000
                        ----------------------      ---------------------------
                         Shares         Value        Shares             Value
                        --------    ----------      -------       -------------
     Shares sold         49,668     $  574,499      207,581       $   2,362,816
     Shares redeemed    (37,595)      (432,894)     (30,829)           (353,938)
                        --------    ----------      -------       -------------
     Net increase        12,073     $  141,605      176,752       $   2,008,878
                        ========    ==========      =======       =============

See Notes to Financial Statements

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------

                                         Six months ended
                                         February 28,2001            Year ended        Period ended
                                            (Unaudited)           August 31, 2000    August 31, 1999*

Per Share Operating Performance
Net asset value, beginning of period           $ 11.71                 $ 11.64           $ 10.00
                                               -------                 -------           -------
Income from investment operations-
   Net investment loss                           (0.04)                  (0.03)            (0.03)
   Net realized and unrealized gain
      on investments                              0.01                    0.10              1.67
                                               -------                 -------           -------
Total from investment operations                 (0.03)                   0.07              1.64
                                               -------                 -------           -------
Net asset value, end of period                 $ 11.68                 $ 11.71           $ 11.64
                                               =======                 =======           =======

Total Return                                    (0.26%)                   0.60%            13.20%

Ratios/Supplemental Data
   Net assets, end of period (000's)           $ 5,472                 $ 5,347           $  3,256
Ratio to average net assets (A)
   Expenses  (B)                                  2.08% **                1.99%              1.99% **
   Expense ratio - net (C)                        1.99% **                1.99%              1.99% **
   Net investment loss                           (0.78%) **              (0.34%)            (0.41%) **
Portfolio turnover rate                           6.95%                  32.86%              8.31%

*  Commencement of operations October 1, 1998
** Annualized

(A) Management fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 1.56% for the six months ended February 28, 2001 and 1.70% for the year ended August 31, 2000.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.
(C) Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.

See Notes to Financial Statements

THE NEW MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

         The New Market Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 500,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the fund on June 30, 1998. However, operations of the Fund did not commence until October 1, 1998.

         The investment objective of the Fund is to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stock, such as warrants, convertible bonds, debentures or convertible preferred stock.

         The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Money market investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

         B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date.
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         D. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to The New Market Fund are being amortized over a period of fifty-six (56) months.

         E. Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distribution differences primarily result from different treatments of equalization and post-October capital losses.

         F. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

         Pursuant to an Investment Management Agreement, the Manager, Virginia Management Investment Corporation ("VMIC"), provides investment management services for an annual fee of 1.0% of the average daily net assets of the Fund. VMIC has contractually agreed to waive its fees and reimburse the fund through September 30, 2001 for expenses in order to limit the operating expenses to 1.99% of average net assets. For the six months ended February 28, 2001, the manager waived fees of $26,499 and reimbursed expenses of $14, 921.

         The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2001 was $163,588.

         The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or VMIC may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or VMIC. The Fund or VMIC may incur such distribution expenses at the rate of .50% per annum on the Fund's average net assets. For the six months ended February 28, 2001, there were $13,249 of distribution expenses incurred.

         As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $14,960 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets, with a minimum fee of $15,000.

         First Union Securities is an affiliated broker of the Fund. First Union Securities received as commission $1,659 from the Fund in connection with the purchases and sales of securities in the Fund's portfolio.

         Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $6,696 for its services for the six months ended February 28, 2001.

         Certain officers and/or directors of the Fund are also officers and/or directors of VMIC, CSS and FSI.

NOTE 3 -INVESTMENTS/CUSTODY

         The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2001, aggregated $359,855 and $377,378, respectively.

         The custodian has provided credits in the amount of $2,099 against custodian and accounting charges based on credits on cash balances of the Fund.

Investment Adviser:

Virginia Management Investment Corporation
7800 Rockfalls Drive
Richmond, Virginia 23225

Distributor:

First Dominion Capital Corp.
1500 Forest Avenue
Suite 223
Richmond, Virginia 23229

Independent Auditors:

Tait, Weller and Baker
Eight Penn Center Plaza
Suite 800
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to The New Market Fund's Transfer Agent:

Fund Services, Inc.
Post Office Box 26305
Richmond, Virginia 23260
(800) 628-4077 Toll Free

More Information:

For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free.

Semi-Annual Report to Shareholders


Newby Fund

A Series of
The World Funds, Inc.
a "Series" Investment Company


For the Period Ended
February 28, 2001

                                 NEWBY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
      Number
        of                                                            Market
      Shares                   Security Description                    Value
--------------------           --------------------                ------------

                               COMMON STOCKS:         60.62%

                               PHARMAGENOMICS:        38.99%
                200            Abgenix, Inc.*                        $    6,800
                300            Human Genome Sciences, Inc.*              16,481
              1,000            Isis Pharmaceuticals, Inc.*               10,875
                800            Medarex, Inc.*                            20,450
                300            Millennium Pharmaceuticals, Inc.*         10,125
                500            Protein Design Labs, Inc.*                31,313
                                                                     ----------
                                                                         96,044
                                                                     ----------

                               ANALYSIS TECHNOLOGIES: 21.63%
              1,000            Aurora Biosciences*                       18,250
              2,000            Cepheid, Inc.*                            10,250
                900            Large Scale Biology Corp.*                 6,638
              1,000            Lexicon Genetics Inc.*                     9,250
                300            Visible Genetics Inc.*                     8,887
                                                                     ----------
                                                                         53,275
                                                                     ----------

                               TOTAL INVESTMENTS:
                               (Cost: $138,655)**      60.62%        $  149,319
                               Other assets, net       39.38%            97,020
                                                      ------         ----------
                               NET ASSETS             100.00%        $  246,339
                                                      ======         ==========

* Non-income producing
**Cost for Federal income tax purpose is $138,655 and net unrealized appreciation consists of:

              Gross unrealized appreciation      $    13,962
              Gross unrealized depreciation           (3,298)
                                                 -----------
              Net unrealized appreciation        $    10,664
                                                 ===========

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

NEWBY FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
      Investments at value (identified cost
         of $138,655 ) (Notes 1 & 3)                                  $ 149,319

      Receivables:
            Investments sold                       $  24,374
            Capital stock sold                       100,000
            Due from investment advisor (Note 2)       4,848
                                                   ---------
                                                                        129,222
                                                                      ---------
              TOTAL ASSETS                                              278,541

LIABILITIES
      Cash overdraft                                                      9,316
      Accrued expenses                                                    1,338
      Securities purchased                                               21,548
                                                                      ---------
            TOTAL LIABILITIES                                            32,202

NET ASSETS                                                            $ 246,339
                                                                      =========

         NET ASSET VALUE, OFFERING AND REDEMPTION
            PRICE PER SHARE ($246,339 / 10,657 shares outstanding)     $  23.12
                                                                      =========


         At February 28, 2001 there were 50,000,000 shares of
           $.01 par value stock authorized and components of net
           assets are:
         Paid in capital                                              $ 233,000
         Accumulated net investment loss                                   (354)
         Accumulated net realized gain on investments                     3,029
         Net unrealized appreciation of investments                      10,664
                                                                      ---------
         Net Assets                                                   $ 246,339
                                                                      =========

      See Notes to Financial Statements

NEWBY FUND
STATEMENT OF OPERATIONS

PERIOD ENDED FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                                          $    34
                                                                        -------

EXPENSES
      Investment advisory fees (Note 2)          $   242
      Custody and accounting fees                  2,791
      Recordkeeping and administrative
         services (Note 2)                            39
      Transfer agent fees (Note 2)                 1,520
      Miscellaneous                                  644
                                                 -------
        Total expenses                                                    5,236
      Expense reimbursements (Note 2)                                    (4,848)
                                                                        -------
        Net expenses                                                        388
                                                                        -------
      Net investment loss                                                  (354)
                                                                        -------

REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
   Net realized gain on investments                                       3,029
   Net increase in unrealized appreciation
       on investments                                                    10,664
                                                                        -------
   Net gain on investments                                               13,693
                                                                        -------
   Net increase in net assets resulting from operations               $  13,339
                                                                        -------

* Commencement of operation was December 29, 2000.

See Notes to Financial Statements

NEWBY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    Period ended
                                                  February 28, 2001*
                                                     (Unaudited)

OPERATIONS
   Net investment loss                              $      (354)
   Net realized gain on investments                       3,029
   Change in unrealized appreciation of
      investments                                        10,664
                                                    -----------
   Net increase in net assets resulting
      from operations                                    13,339
                                                    -----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
      from capital share transactions**                 233,000
                                                    -----------
   Net increase in net assets                           246,339
   Net assets at beginning of period                          -
                                                    -----------
NET ASSETS at the end of the period                $    246,339
                                                   ============

* Commencement of operation was December 29, 2000.

** A summary of capital share transactions follows:

                                    Period ended
                                  February 28, 2001*
                                     (Unaudited)
                             Shares                  Value
                           --------------------------------
Shares sold                  10,657              $  233,000
Shares redeemed                 -                       -
                           ---------             ----------
Net increase                 10,657              $  233,000
                           =========             ==========

See Notes to Financial Statements

NEWBY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                 Period ended
                                              February 28, 2001*
                                                  (Unaudited)
                                              ------------------
Per Share Operating Performance
Net asset value, beginning of period             $     20.00

Income from investment operations-
   Net investment loss                                 (0.03)
   Net realized and unrealized gain on
       investments                                      3.15
                                                 -----------
   Total from investment operations                     3.12
                                                 -----------
Net asset value, end of period                   $     23.12
                                                 ===========
Total Return                                     $      0.16
                                                 ===========
Ratios/Supplemental Data
   Net assets, end of period (000's)              $      246
Ratio to average net assets (A)
   Expenses                                             2.00% **
   Net investment loss                                (1.83%) **
Portfolio turnover rate                               386.90%

*  Commencement of operation was December 29, 2000.
** Annualized

(A) Expense reimbursements reduced the expense ratio and increased net investment income ratio by 38.25% for the for the period ended February 28, 2001.

See Notes to Financial Statements

NEWBY FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2001 (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

         The Newby Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in December 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 500,000,000 shares of $.01 par value common stock.

         The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

         The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

         B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

         E. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         F.  Organizational   Expenses.  All  of  the  expenses  of  the  Fund
incurred in connection with its organization and the public offering of its shares will be assumed and expensed by the Fund.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

         Pursuant to an Investment Advisory Agreement, the Advisor, xGENx, LLC provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund. After the Fund has completed one full year of investment operations, the annual fee may be adjusted for performance, measured against the performance of the Russell 3000 Index, with a maximum and minimum annual fee of 2.25% and .25%, respectively, of average daily net assets.

         As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $39 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the first $50 million average daily net assets of the Fund; and 0.15% on average daily net assets in excess of $50 million, with a minimum annual fee of $30,000.

         Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $1,520 for its services for the period ended February 28, 2001.

         Certain officers and/or directors of the Fund are also officers and/or directors of xGENx, LLC, CSS, and FSI.

NOTE 3-INVESTMENTS

         The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $701,178 and $565,553, respectively.

Investment Adviser:

  xGENx, LLC
    555 Quince Orchard Road
    Suite 610
    Gaithersburg, Maryland 20878

Distributor:

  First Dominion Capital Corp.
    1500 Forest Avenue
    Suite 223
    Richmond, Virginia  23229

Independent Auditors:

  Tait, Weller and Baker
    Eight Penn Center Plaza
    Suite 800
    Philadelphia, Pennsylvania 191-3

Transfer Agent:

For Account information, wire purchase or redemptions, call or write to the GenomicsFund.com Transfer Agent:

  Fund Services, Inc.
    Post Office Box 26305
    Richmond, Virginia  23260
    (800) 628-4077 Toll Free

More Information:

  For 24 hour, 7 days a week price information, and for information on any series of the World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800)527-9525 Toll Free.

Semi-Annual Report to Shareholders

SAND HILL PORTFOLIO MANAGER FUND


A Series of
The World Funds, Inc.
A "Series"Investment Company

For the Period Ended
February 28, 2001

                        SAND HILL PORTFOLIO MANAGER FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          February 28, 2001
                             (Unaudited)
    Number
      of                                                             Market
    Shares               Security Description                         Value

                         COMMON STOCK:              75.78%
                         BASIC MATERIALS:            1.54%
         11,200          Symyx Technologies*                         $  309,400
                                                                     ----------
                         CAPITAL GOODS:              4.04%
          8,900          Dover Corp.                                    341,404
          7,100          Johnson Controls Inc.                          472,008
                                                                     ----------
                                                                        813,412
                                                                     ----------
                         COMMUNICATIONS:             3.58%
          7,932          SBC Communications                             378,356
         27,500          Williams Communications*                       342,650
                                                                     ----------
                                                                        721,006
                                                                     ----------
                         CONSUMER CYCLICALS:         8.23%
         25,800          Leggett & Platt, Inc.                          498,972
          9,500          Sony ADR                                       679,345
         12,300          Target Corp.                                   479,700
                                                                     ----------
                                                                      1,658,017
                         CONSUMER STAPLES:           8.09%
         12,000          McDonalds Corp.                                352,800
          8,200          Pepsico Inc.                                   377,856
          8,900          Procter and Gamble Co.                         627,450
          6,300          Whole Foods Markets*                           271,688
                                                                     ----------
                                                                      1,629,794
                                                                     ----------
                         ENERGY:                     5.20%
         14,000          BP Amoco ADR                                   694,400
          4,356          Exxon Mobil Corp                               353,054
                                                                     ----------
                                                                      1,047,454
                         FINANCIALS:                13.63%
          4,000          American International Group                   327,200
         13,600          Citigroup                                      668,848
          7,600          Equity Residential Property                    395,960
          4,400          HSBC Hldgs PLC ADR                             292,600
          9,300          MBIA Inc.                                      706,614
          7,100          Wells Fargo & Co.                              352,444
                                                                     ----------
                                                                      2,743,666
                                                                     ----------
                         HEALTHCARE:                12.09%
          7,300          Amgen Inc.*                                    526,056
          5,100          Applera Corp-Applied Biosystems                352,410
         10,200          Elan Corp. ADR*                                560,592
          7,350          Johnson & Johnson                              715,375
          6,950          Schering-Plough Corp.                          279,738
                                                                     ----------
                                                                      2,434,171
                                                                     ----------
                         TECHNOLOGY:                15.68%
         10,200          EMC Corp.*                                     405,552
         27,500          Ericsson LM Tel Co.*                           227,736
         11,000          Intel Corp.                                    314,188
          7,100          Microsoft Corp.*                               418,900
         18,000          Nortel Networks ADR                            332,820
          6,600          SAP ADR*                                       255,354
          9,400          Solectron*                                     256,150
         21,000          Sun Microsystems*                              417,375
          9,500          Sungard Data Systems*                          529,150
                                                                     ----------
                                                                      3,157,225
                         TRANSPORTATION:             1.59%
          5,650          United Parcel Services                         319,395
                                                                     ----------
                         UTILITIES:                  2.11%
          6,200          Enron Corp.                                    424,699
                                                                     ----------
                         TOTAL COMMON STOCKS:
                         (Cost: $12,050,553)                         15,258,239
                                                                     ----------
   Principal
    Amount               FIXED INCOME SECURITIES:   14.80%
------------
     $  300,000          General Electric Capital Group
                         maturity date 04/15/02; 5.5%                   301,626
        300,000          Federal National Mortgage Association
                         maturity date 11/15/02; 6.25%                  307,094
        200,000          General Electric Capital Group
                         maturity date 02/03/03; 7.0%                   207,003
        300,000          U.S. Treasury Note
                         maturity date 02/15/04; 5.875%                 310,334
        200,000          U.S. Treasury Note
                         maturity date 11/15/05; 5.875%                 209,735
        380,000          Federal National Mortgage Association
                         maturity date 03/05/07; 6.66%                  405,515
        200,000          Federal National Mortgage Association
                         maturity date 05/01/08; 6.60%                  200,575
        400,000          Federal Home Loan Bank
                         maturity date 09/02/08; 5.8%                   404,081
        200,000          Federal Home Loan Bank
                         maturity date 08/11/09; 6.8%                   206,654
        400,000          Federal Home Loan Bank
                         maturity date 01/28/10; 7.57%                  427,875
                                                                     ----------
                         TOTAL FIXED INCOME SECURITIES:
                         (Cost: $2,857,894)                           2,980,492
                                                                     ----------
                         TOTAL INVESTMENTS:
                         (Cost: $14,908,447)            90.58%      $18,238,731
                         Other assets, net               9.42%        1,896,460
                                                       ------       -----------
                         NET ASSETS                    100.00%      $20,135,191
                                                       ======       ===========

*  Non-income producing
**Cost for Federal income tax purposes is $14,908,447 and net unrealized appreciation consists of:

             Gross unrealized appreciation                    $  4,240,802
             Gross unrealized depreciation                        (910,518)
                                                              ------------
             Net unrealized appreciation                      $  3,330,284
                                                              ============
ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
      Investments at value (identified cost of
        $14,908,447) (Notes 1 & 3)                                  $18,238,731
      Cash                                                            1,842,069
      Receivables:
            Dividends                       $  16,427
            Interest                           48,662
            Capital stock sold                  6,616
                                            ---------
                                                                         71,705
      Prepaid expenses                                                      808
                                                                   ------------
         TOTAL ASSETS                                                20,153,313
LIABILITIES
      Investment advisory fees                                           16,236
      Accrued expenses                                                    1,886
                                                                   ------------
            TOTAL LILABILITIES                                           18,122
                                                                   ------------
NET ASSETS                                                           20,135,191
                                                                   ============
      NET ASSET VALUE, OFFERING AND REDEMPTION
         PRICE PER SHARE ($20,135,191/1,237,471 shares
         outstanding)                                              $      16.27
                                                                   ============
      At February 28, 2001, there were 50,000,000 shares
         of $.01 par value stock authorized and components
         of net assets are:
         Paid in capital                                             17,065,040
         Accumulated net investment loss                                 (1,626)
         Accumulated net realized loss on investments                  (258,507)
         Net unrealized appreciation of investments                   3,330,284
                                                                   ------------
         Net Assets                                                 $20,135,191
                                                                   ============

      See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                  $ 103,344
      Dividend                                     82,516
                                                ---------
        Total income                                                 $  185,860
                                                                     ----------

EXPENSES
      Investment advisory fees (Note              106,572
      Custody fees and accounting fees (Note 3)    17,795
      Recordkeeping and administrative
        services (Note 2)                          21,314
      Legal and audit fees                          8,477
      Transfer agent fees (Note 2)                 11,356
      Shareholder servicing and reports (Note 2)    5,539
      Organization expense amortization             2,351
      Registration fees                             4,979
      Miscellaneous                                12,590
                                                ---------
        Total expenses                                                  190,973
      Custody credits (Note 3)                                           (3,487)
                                                                     ----------
        Net expenses                                                    187,486
                                                                     ----------
      Net investment loss                                                (1,626)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized gain on investments                                     116,765
   Net decrease in unrealized appreciation on investments            (3,720,356)
                                                                     ----------
   Net loss on investments                                           (3,603,591)
                                                                     ----------
   Net decrease in net assets resulting from operations             $(3,605,217)
                                                                    ===========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                        Six months ended
                                        February 28, 2001           Year ended
                                            (Unaudited)         August 31, 2000
                                        -----------------       ---------------
OPERATIONS
   Net investment income (loss)           $     (1,626)              $   60,319
   Net realized gain (loss) on
     investments                               116,765                  (76,402)
   Change in unrealized appreciation
     of investments                         (3,720,356)               3,982,206
                                          ------------               ----------
   Net increase (decrease) in net
     assets resulting from operations       (3,605,217)               3,966,123
DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income ( $.03 and
     $.05 per share, respectively)             (34,611)                 (45,386)
   Capital gains ($-- and $.23 per
     share, respectively)                         -                    (263,639)
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets
     resulting from capital share
      transactions*                            800,856                5,126,999
                                          ------------               ----------
   Net increase (decrease) in net assets    (2,838,972)               8,784,097
   Net assets at beginning of perio         22,974,163               14,190,066
                                          ------------               ----------
NET ASSETS at the end of the period
  (including undistributed net investment
   income (loss) of ($484) and $35,373,
   respectively)                          $ 20,135,191             $ 22,974,163
                                          ============             ============

* A summary of capital share transactions follows:


                                                  Six months ended
                                                 February 28, 2001                              Year ended
                                                     Unaudited)                             August 31, 2000
                                           ------------------------------            -----------------------------
                                            Shares               Value                  Shares             Value
                                           -------           ------------              -------         -----------
Shares sold                                 88,913           $  1,575,168              392,468         $ 6,872,129
Shares reinvested from distributions         1,864                 33,370               16,869             304,977
Shares redeemed                            (46,639)              (807,682)            (117,909)         (2,050,107)
                                           -------           ------------              --------        ------------
Net increase                                44,138            $   800,856              291,428         $ 5,126,999


See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                    Six months
                                      ended                                                              Years ended    Jan 2, 1995
                                  February 28,2001     Year ended      Year ended    Period ended        December 31,        to
                                    (Unaudited)     August 31, 2000  August 31,1999 August 31, 1998***   1997    1996  Dec 31, 1995
                                  ----------------  ---------------  -------------- ------------------   ----    ----  ------------

Per Share Operating Performance
Net asset value, beginning of
  period                              $19.25           $15.73           $13.59         $14.57          $12.79   $11.11    $10.00
                                      ------           ------           ------         ------          ------   ------    ------
Income from investment operations-
   Net investment income (loss)        (0.01)            0.08            0.02            0.06            0.09     0.14      0.06
   Net realized and unrealized
     gain (loss) on investments        (2.94)            3.72            3.04           (1.04)           2.20     2.02      1.10
                                      ------           ------           ------         ------           ------   ------    ------
   Total from investment operations    (2.95)            3.80            3.06           (0.98)           2.29     2.16      1.16
                                      ------           ------           ------         ------          ------   ------    ------
Less distributions
   Distributions from net
    investment income                  (0.03)           (0.05)          (0.07)             -            (0.08)   (0.15)    (0.05)
   Distributions from realized
    gains on investments                   -            (0.23)          (0.85)             -            (0.43)   (0.33)       -
                                      ------           ------           ------         ------          ------   ------    ------
   Total distributions                 (0.03            (0.28)          (0.92)           0.00           (0.51)   (0.48)    (0.05)
                                      ------           ------           ------         ------          ------   ------    ------
Net asset value, end of
    period (000's)                    $16.27           $19.25           $15.73         $13.59          $14.57   $12.79    $11.11
                                      ------           ------           ------         ------          ------   ------    ------
Total Return                         (15.32%)           24.24%           23.22%         (6.73%)         17.87%   19.57%    11.60%
                                     =======           ======           ======         ======          ======   ======    ======

Ratios/Supplemental Data
   Net assets, end of period
      (000's)                       $20,135           $22,974           $14,190        $10,370         $10,566  $6,459      $4,025
Ratio to average net assets -(A)
   Expenses (B)                      1.79% **            1.84%             2.05%          2.08% **        2.08%   2.50%       3.03%
   Expense ratio - net (C)           1.76% **            1.84%             1.90%          1.86% **        1.90%   2.00%       1.90%
   Net investment income (loss)     (0.02%) **           0.34%             0.19%          0.62% **        0.71%   1.29%       0.52%
Portfolio turnover rate             19.11%              45.85%            39.17%         30.19%          16.48%  32.97%      40.96%


* Commencement of operations
** Annualized
*** The Fund changed its year end from December 31st to August 31st.
       This represents the period from January 1, 1998 to August 31, 1998.

(A) Management fee waivers reduced the expense ratios and increased the net investment income ratio by .64% in 1996 and 1.00% in 1995.
(B) Expense ratios have been increased to include custodian fees which were offset by custodian credits.
(C) Expense ratio - net reflects the effect of the custodian fee credits the fund received.

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2001 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

         The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in January 2, 1995 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 500,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

         The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short-term investments.

         A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates market value.

         B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         D. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to Sand Hill Portfolio Manager Fund were amortized over a period of fifty-seven (57) months.

         E. Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distribution differences primarily result from different treatments of equalization and post-October capital losses.

         F. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

         Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million.

         As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $22,214 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

         Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $11,356 for its services for the six months ended February 28, 2001.

         Certain officers and/or directors of the Fund are also officers and/or directors of CSS and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

         The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2001, were $4,110,248 and $3,890,456, respectively.

         The custodian has provided credits in the amount of $3,487 against custodian and accounting charges based on credits on cash balances of the Fund.

Investment Adviser:

Sand Hill Advisors, Inc.
3000 Sand Hill Road
Building Three, suite 150
Menlo Park, California  94025-7111

Distributor:

First Dominion Capital Corp.
1500 Forest Avenue
Suite 223
Richmond, Virginia 23229

Independent Auditors:

Tait, Weller and Baker
Eight Penn Center Plaza
Suite 800
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

Fund Services, Inc.
Post Office Box 26305
Richmond, Virginia 23260
(800) 628-4077 Toll Free

More Information:

For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free.

Semi-Annual Report to Shareholders

THIRD MILLENIUM RUSSIA FUND


A Series of
The World Funds, Inc.
A "Series"Investment Company

For the Period Ended
February 28, 2001

                             THIRD MILLENNIUM RUSSIA FUND
                          SCHEDULE OF PORTFOLIO INVESTMENTS
                                  February 28, 2001
                                     (Unaudited)
    Number
      of                                                               Market
    Shares        Security Description                                 Value
---------------   ---------------------                             ----------

                  COMMON STOCK:               81.14%

                  AIRLINES/TRANSPORATION:      2.11%
       157,000    Aeroflot*                                            $ 43,175
                                                                  -------------

                  BEVERAGES:                   1.59%
         8,690    Sun Breweries GDR*                                     20,639
         8,690    Sun Interbrew Ltd GDR*                                 11,949
                                                                  -------------
                                                                         32,588
                                                                  -------------

                  NATURAL RESOURCES:           6.69%
        15,000    Norilsk Nickel*                                       136,875
                                                                  -------------

                  OIL:                       32.58%
         3,070    Lukoil Oil Co Sponsored ADR                           114,741
         8,200    Oil Co. Lukoil Sp ADR F/PFD SHS*                      155,800
         8,100    Surgutneftegaz Sponsored ADR*                          94,163
        20,000    Tatneft Sponsored ADR*                                198,000
        45,000    Yukos Oil Company*                                    103,500
                                                                  -------------
                                                                        666,204
                                                                  -------------
                  STEEL:                      4.09%
         3,000    Severstal*                                             83,700
                                                                  -------------

                  RETAIL:                     3.04%
         3,500    Gaz Auto Plant*                                        62,125
                                                                  -------------

                  TELECOMMUNICATIONS:        11.10%
        16,000    Golden Telecom Inc*                                   144,000
        17,000    Nizhnovsvyazinform Sponsored ADR*                      28,900
        37,000    Uralsvyasinform Sponsored ADR                          54,020
                                                                  -------------
                                                                        226,920
                                                                  -------------
                  UTILITIES:                 19.94%
        38,520    AO Mosenergo Sponsored ADR*                           125,190
        21,550    Irkutskenergo AO Sponsored ADR*                        70,037
           100    Moscow Oblast Electosvy*                               16,200
        19,990    RAO Unified Energy System ADR                         185,907
        10,000    Rostovenergo Sponsored ADR                             10,500
                                                                  -------------
                                                                        407,834
                                                                  -------------

                  TOTAL INVESTMENTS:
                  (Cost: $1,221,444 )**         81.14%               $1,659,421
                  Other assets, net             18.86%                  385,793
                                               -------            -------------
                  NET ASSETS                   100.00%               $2,045,214
                                               =======            =============

*    Non-income producing
** Cost for Federal income tax purpose is $1,221,444 and net unrealized appreciation consists of:


                  Gross unrealized appreciation      $    555,448
                  Gross unrealized depreciation          (117,471)
                                                     ------------
                  Net unrealized appreciation        $    437,977
                                                     ============

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts. GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

                       THIRD MILLENNIUM RUSSIA FUND
                 INDUSTRY PERCENTAGE BASED ON NET ASSETS
                           February 28, 2001
                               (Unaudited)
---------------------------------------------------------------
Airlines/Transportation                                   2.11%
Beverages                                                 1.59%
Natural Resources                                         6.69%
Oil                                                      32.58%
Steel                                                     4.09%
Retail                                                    3.04%
Telecommunications                                       11.10%
Utilities                                                19.94%
                                                        ------
                                                         81.14%
Other assets, net                                        18.86%
                                                        ------
Net Assets                                              100.00%
                                                        ======

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

    ASSETS
      Investments at value (identified cost of
        $1,221,444) (Notes 1 & 3)                                    $1,659,421
      Cash                                                              208,093
      Receivables:
         Dividends                                                      137,722
      Deferred organization costs (Note 1)                               47,038
                                                                     ----------
             TOTAL ASSETS                                             2,052,274
                                                                     ----------

LIABILITIES
      Securities purchased                                                3,667
      Accrued expenses                                                    3,393
                                                                     ----------
             TOTAL LIABILITIES                                            7,060
                                                                     ----------
NET ASSETS                                                           $2,045,214
                                                                     ==========

     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
           ($2,045,214 / 125,834 shares outstanding)                     $16.25
                                                                     ==========

     At February 28,2001 there were 50,000,000 shares of
        $.01 par value stock authorized and components of
        net assets are:
         Paid in capital                                             $1,620,083
         Accumulated net investment loss                                (28,816)
         Net accumulated realized gain on investments                    15,970
         Net unrealized appreciation of investments                     437,977
                                                                     ----------
         Net assets                                                  $2,045,214
                                                                     ==========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME                                                     $    -
                                                                      ---------
EXPENSES
      Investment advisory fees (Note 2)          $ 18,337
      12b-1 fees (Note 2)                           2,620
      Custodian and accounting fees                28,485
      Legal and audit fees                          5,438
      Registration fees                             5,641
      Organization expense amortization             9,016
      Recordkeeping and administrative
        services (Note 2)                          13,767
      Transfer agent fees (Note 2)                  6,996
      Shareholder servicing and reports
       (Note 2)                                     6,230
      Miscellaneous                                 8,255
                                                 --------
        Total expenses                                                  104,785
      Management fee waiver and expense
        reimbursements (Note 2)                                         (70,957)
      Custody credits (Note 3)                                           (5,012)
                                                                      ---------
      Expenses, net                                                      28,816
                                                                      ---------
      Net investment loss                                               (28,816)
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized loss on investments                                  (165,640)
     Net decrease in unrealized appreciation
       on investments                                                  (562,030)
                                                                      ---------
     Net loss on investments                                           (727,670)
                                                                      ---------
     Net decrease in net assets resulting
       from operations                                                ($756,486)
                                                                      =========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                    Six months ended
                                                   February 28, 2001        Year ended       Period ended
                                                      (Unaudited)         August 31, 2000   August 31, 1999*
                                                   -----------------      ---------------   ----------------
   Net investment loss                              $  (28,816)             $  (43,962)          $  (14,827)
   Net realized gain (loss) on investments            (165,640)                501,312               43,564
   Unrealized appreciation (depreciation)
     of investments                                   (562,030)                765,733              234,274
                                                    ----------              ----------           ----------
   Net increase (decrease) in net assets
     resulting from operations                        (756,486)              1,223,083              263,011

   Net realized gain from investment
     transactions ($2.16, $0.33 and,$.-- per
     share, respectively)                             (272,192)                (32,285)                -

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
    from capital share transactions**                  202,500                 367,991            1,049,592
                                                    ----------              ----------           ----------
   Net increase (decrease) in net assets              (826,178)              1,558,789            1,312,603
   Net assets at beginning of period                 2,871,392               1,312,603                 -
                                                    ----------              ----------           ----------
   NET ASSETS  at the end of the period            $ 2,045,214            $  2,871,392         $ 1,312,603
                                                    ==========            ============         ===========

** A summary of capital share transactions follows:


                                    Six months ended
                                    February 28,2001                 Year ended                Period ended
                                      (Unaudited)                 August 31, 2000            August 31, 1999*
                                 ----------------------       ----------------------      -----------------------
                                   Shares        Value          Shares        Value         Shares         Value
                                 ---------   ----------        -------    -----------      -------      -----------
Shares sold                        14,915    $  253,226         62,592    $ 1,374,188      101,353      $ 1,172,886

distributions                      20,499       269,562          2,237         31,959         --              --
Shares redeemed                   (18,476)     (320,288)       (48,560)    (1,038,156)      (8,726)        (123,294)
                                 ---------   ----------        -------    -----------      -------      -----------
Net increase                       16,938    $  202,500         16,269    $  367,991        92,627      $ 1,049,592
                                 =========   ==========        =======    ===========      =======      ===========


* Commencement of operation was October 1, 1998

See Notes to Financial Statements
--------------------------------------------------------------------------------

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

FEBRUARY 28, 2001 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

         The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 500,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence until October 1, 1998. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

         The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

         A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Russian securities are also valued at the closing price on the principal exchange on which the security is traded, or at the last reported bid price in the over-the-counter market. The Fund reserves the right to value securities at fair market value when events occur prior to the close of the NYSE, and cause a change in value from the price determined as of the close of the Russian markets.

         Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost pricing procedures set, and determined to be fair, by the Board of Directors. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

         ADR's, EDR's and GDR's will be valued at the closing price of the instrument last determined prior to the valuation time unless TWF is aware of a material change in value. Items for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

         B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         D. Deferred Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares have been assumed by the Fund. The organization expenses allocable to the Fund are being amortized over a period of fifty-six (56) months.

         E. Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distribution differences primarily result from different treatments of equalization and post-October capital losses.

         F. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

         Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund.

         The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2001 was $293,786.

         TMIA has contractually agreed to waive its fees and reimburse the fund for expenses in order to limit operating expenses to 2.75% of average net assets through September 30, 2001. For the period ended February 28, 2001, the Advisor waived fees of $20,957 and reimbursed expenses of $50,000.

         First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares.

         The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 28, 2001, the Distributor waived fees of $2,620.

         As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $14,884 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

         Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $6,996 for its services for the six months ended February 28, 2001.

         Certain officers and/or directors of the Fund are also officers and/or directors of CSS and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

         The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2001, were $232,818 and $684,185, respectively.

         The custodian has provided credits in the amount of $5,012 against custodian and accounting charges based on credits on cash balances of the Fund.

Investment Adviser:

Third Millennium Investments Advisors LLC
1185 Avenue of the Americas
New York, New York  10036

Distributor:

First Dominion Capital Corp.
1500 Forest Avenue
Suite 223
Richmond, Virginia 23229

Independent Auditors:

Tait, Weller and Baker
Eight Penn Center Plaza
Suite 800
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Third Millennium Russia Fund's Transfer Agent:

Fund Services, Inc.
Post Office Box 26305
Richmond, Virginia 23260
(800) 628-4077 Toll Free

More Information:

For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free.

Monument EuroNet Fund

Semi-Annual Report to Shareholders

For the Period Ended
February 28, 2001

                       MONUMENT EURONET FUND
                 SCHEDULE OF PORTFOLIO INVESTMENTS
                          February 28, 2001
                            (Unaudited)
   Number of                                                           Market
   Shares        Security Description                                  Value
--------------   --------------------                                 -------
                 Common Stock:            94.29%

                 Denmark:                  1.55%
       25,000    Euro909.com Sponsored ADR*
                 (Services/Domain naming/Applications)               $   60,937
                                                                     ----------

                 Finland:                  4.55%
       22,000    F-Secure LTD (Computer Data Security)*                  34,458
        3,500    Nokia AB OYJ (Infrastructure)*                          79,328
        6,000    Sonera OYJ (Infrastructure)*                            65,176
                                                                     ----------
                                                                        178,962
                                                                     ----------

                 France:                  32.97%
        2,000    Alcatel A (Fiber Optic)                                 77,946
        4,652    Aubay (Services/Domain naming
                   /Applications)*                                       70,935
        5,200    FI Systems (Web Design & Consulting)*                   34,112
        1,000    France Telecom SA* (Telecom)                            59,611
        1,989    GL Trade SA (E-Commerce)*                               57,744
       12,000    Groupe Ares (Services/Domain
                   naming/Applications)*                                111,889
          200    Highwave Optical Tech NPV* (Fiber Optic)                15,663
        7,000    IB Group.com (Services/Domain
                   naming/Applications)*                                106,416
        2,750    IXO* (Internet Service Provider)                         3,471
        6,000    NetGem SA (Services/Domain
                   naming/Applications)*                                 78,223
        5,000    NetValue (Services/Domain
                   naming/Applications)*                                 14,373
        5,869    Self Trade* (Online Broker)                             39,474
        5,000    Team Partners Group (Services/Domain
                   naming/Applications)*                                110,562
        3,000    Thomson Multimedia (Infrastructure)*                   129,579
        6,000    Umanis* (Web Agency/Internet Services)                  45,165
       13,000    Valtech (Web Design & Consulting)*                     107,798
        2,500    Vivendi SA (Services/Domain
                   naming/Applications)*                                158,011
       12,000    Wanadoo (Internet Service Provider)*                    75,735
                                                                     ----------
                                                                      1,296,707
                                                                     ----------
                 Germany:                  8.72%
        3,000    Articon Integralis AG
                  (Computer Data Security)*                             146,495
        2,000    Brokat Infosystems AG
                  (Application Service Provider)*                        27,825
        2,500    Infineon Technologies AG (Infrastructure)*              82,991
        1,750    Intershop Communications
                  (Application Service Provider)*                         9,932
        1,700    Pandatel AG (Infrastructure)*                           56,387
        7,000    Trintech Group PLC ADR
                  (Application Service Provider)*                        19,284
                                                                     ----------
                                                                        342,914
                                                                     ----------

                 Great Britain:          15.25%
       48,000    Baltimore Technologies PLC
                  (Computer Data Security)*                             175,353
       13,000    Cable & Wireless (Infrastructure)                      140,785
       10,000    Kewill Systems PLC (Application
                  Service Provider)*                                     37,831
       80,000    Parthus Technologies PLC
                  (Application Service Provider)*                       137,464
       40,000    Vodafone Group PLC (Infrastructure)                    108,441
                                                                     ----------
                                                                        599,874
                                                                     ----------

                 Italy:                   1.25%
        3,500    Tiscali SPA (Internet Service Provider)*                49,274
                                                                     ----------

                 Netherlands:             3.73%
        5,000    KPNQwest NV Series C (Infrastructure)*                 115,860
       12,000    Lycos Europe NV* (Portal)                               30,957
                                                                     ----------
                                                                        146,817
                                                                     ----------

                 Portugal:                2.95%
       12,000    Portugal Telecom SA (Infrastructure)*                  115,869
                                                                     ----------

                 Spain:                   4.77%
       13,000    Amadeus Global Travel (E-Commerce)                      94,623
        8,000    Terra Networks (Internet Service Provider)*             92,872
                                                                     ----------
                                                                        187,495
                                                                      ----------

                 Sweden:                  4.93%
        8,000    Ericsson (LM) Tele Series B Free
                   (Infrastructure)*                                     67,655
       14,000    Framtidsfabriken AB (Web Design/Consulting)*             9,058
       20,000    Telia AB (Internet Service Provider                    117,174
                                                                     ----------
                                                                        193,887
                                                                     ----------

                 United States:          13.62%
        4,200    Bea Systems, Inc.* (Web Enablement Software)           161,175
        3,000    Cisco Systems Inc. (Infrastructure)*                    71,062
        2,700    EMC Corp* (Storage Area Networks)                      107,352
           99    McData Corporation Class A*
                   (Storage Area Networks)                                1,770
        2,800    Siebel Systems Inc.* (Customer Resource
                   Management Software)                                 107,100
        4,400    Sun Microsystems Inc.* (Enterprise
                   Network Servers)                                      87,450
                                                                     ----------
                                                                        535,909
                                                                     ----------

                 Total Investments:
                 (Cost:  $8,646,049)             94.29%              $3,708,645
                 Other assets, net                5.71%                 224,530
                                                ------               ----------
                 Net Assets                     100.00%              $3,933,175
                                                ======               ==========

*  Non-income producing
** Cost for Federal income tax purposes is $8,646,049 and net unrealized depreciation consists of:

           Gross unrealized appreciation                                     $0
           Gross unrealized depreciation                             (4,937,404)
                                                                     ----------
           Net unrealized depreciation                              ($4,937,404)
                                                                     ==========

ADR--Security represented is held by the custodian bank in the form of American
     Depositary Receipts.

See Notes to Financial Statements

            MONUMENT EURONET FUND
                  INDUSTRY PERCENTAGE BASED ON NET ASSETS
              February 28, 2001
                 (Unaudited)
----------------------------------------------------------------------------

Applications Service Provider                                         5.35%
Computer Data Security                                                8.20%
Customer Resource Management Software                                 2.47%
E-Commerce                                                            3.51%
Enterprise Network Servers                                            2.01%
Fiber Optic                                                           2.15%
Infrastructure                                                       23.77%
Internet Service Provider                                             7.79%
Online Broker                                                         0.91%
Portal                                                                0.71%
Services/Domain naming/Application                                   16.37%
Storage Area Networks                                                 2.51%
Telecom                                                               1.37%
Web Agency/Internet Services                                          1.04%
Web Design & Consulting                                               3.47%
Web Enablement Software                                               3.71%
                                                                    ------
                                                                     85.34%
Other assets, net                                                    14.66%
                                                                    ------
Net assets                                                          100.00%

MONUMENT EURONET FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
     Investments at value
        (identified cost of $8,646,049)
        (Notes 1 & 3)                                                $3,708,645

     Cash (including currencies at value)                               301,232
     Receivables:
         Capital sto                          $ 407,150
         Dividends                                1,588
                                              ---------
                                                                        408,738
     Other assets                                                        11,241
                                                                     ----------
            TOTAL ASSETS                                              4,429,856
                                                                     ----------


LIABILITIES
     Payables:
        Capital stock redeemed                  453,685
        Investment management fees                9,622
        12b-1 fees                                5,087
                                              ---------
                                                                        468,394
     Accrued expenses                                                    24,287
                                                                     ----------

         TOTAL LIABILITIES                                              492,681
                                                                     ----------

     NET ASSETS                                                      $3,937,175
                                                                     ==========

Class A Shares
     Net assets ( 747,569 shares outstanding)                        $3,222,739
                                                                     ==========

Net Asset Value and Redemption Price per class A share
     ($3,222,739 / 747,569 shares outstanding)
                                                                     $     4.31
                                                                     ==========

Maximum Offering Price Per Share ($4.31 X 100 / 94.25)               $     4.57
                                                                     ==========

Class B Shares
     Net assets (140,973 shares outstanding)                         $  608,777
                                                                     ==========

Net Asset Value and Offering Price per class B share
     ($608,777 / 140,973 shares outstanding)                         $     4.32
                                                                     ==========

Redemption Price Per Share ($4.32 X 0.95)                            $     4.10
                                                                     ==========


Class C Shares
     Net assets (23,591shares outstanding)                           $  101,659
                                                                     ==========

Net Asset Value and Redemption* Price per class C share
     ($101,659 / 23,591 shares outstanding)                          $     4.31
                                                                     ==========

Maximum Offering Price Per Share ($4.31 X 100 / 0.99)                $     4.35
                                                                     ==========

* A contingent deferred sales charge of 1% is imposed on shares redeemed within one year.
  At February 28, 2001, there were 50,000,000 shares of $.01 par value stock authorized and the components of net assets are:

     Paid in capital                                                 $9,617,483
     Accumulated net investment loss                                    (72,959)
     Accumulated net realized loss on investment
      and foreign currency transactions                                (677,919)
     Net unrealized depreciation of investments
      and foreign currency transaactions                             (4,933,430)
                                                                     ----------
     Net Assets                                                      $3,933,175
                                                                     ==========

See Notes to Financial Statements

MONUMENT EURONET FUND
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
      Interest                               $ 56,041
      Dividend                                  4,205
                                             --------
           Total income                                               $  60,246
                                                                      ---------
EXPENSES
      Investment management fees (Note 2)    $ 56,072
      12b-1 fee - Class A (Note 2)             15,947
      12b-1 fee - Class B (Note 2)              4,774
      12b-1 fee - Class C (Note 2)                714
      Recordkeeping and administrative
        services (Note 2)                       7,476
      Custodian and accounting fees
       (Note 3)                                36,438
      Shareholder servicing and reports
       (Note 2)                                 6,086
      Transfer agent fees                      10,910
      Audit and legal fees                     17,748
      Filing and registration fees
       (Note 2)                                28,926
      Other expenses                            8,017
                                             --------
      Total expenses                                                    193,108
      Less expense reimbursements (Note 2)                              (40,800)
      Less custodian credits (Note 3)                                   (19,103)
                                                                      ---------
      Expenses, net                                                     133,205
                                                                      ---------
      Net investment loss                                               (72,959)
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      AND FOREIGN CURRENCIES
         Net realized loss on investments                              (805,805)
         Net realized gain on foreign currency
           conversions                                                    3,206
         Net decrease in unrealized appreciation
           on investments and foreign currencies                     (5,305,447)
                                                                      ---------
         Net loss on investments                                     (6,108,046)
                                                                      ---------
        Net decrease in net assets resulting
          from operations                                           ($6,181,005)
                                                                     ==========

See Notes to Financial Statements

MONUMENT EURONET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                       Six months ended
                                       February 28, 2001       Period ended
                                           (Unaudited)        August 31,2000*

OPERATIONS
       Net investment loss               $   (72,959)               $   (52,180)
       Net realized gain (loss) on
         investments and foreign
         currency transactions              (802,599)                   124,679
       Net change in unrealized gain
        (loss) on investments and
        currencies                        (5,305,447)                   372,018
                                         -----------                -----------
 Net increase (decrease) in net assets
        resulting from operations         (6,181,005)                   444,517
                                         -----------                -----------

CAPITAL SHARE TRANSACTIONS
       Net increase (decrease) in net
         assets resulting from capital
         share transactions**           $ (1,636,144)                11,305,807
       Net increase (decrease) in net
         assets                           (7,817,149)                11,750,324
       Net assets at beginning of
         period                           11,750,324                      -
                                         -----------                -----------
NET ASSETS at end of period             $  3,933,175               $ 11,750,324
                                        ============               ============

* Commencement of operations July 3, 2000 for Class A shares and July 6, 2000 for Class B & C shares.
**A summary of capital share transactions follows:

                                      Six months ended
                                     February 28, 2001                     For the period ended
                                         (Unaudited)                          August 31, 2000*
                                  ------------------------            ---------------------------
                                    Shares          Value                Shares            Value
                                  ---------        -------            -----------       ------------
Class A Shares
Shares sold                        229,784      $ 1,329,803            1,095,848        $ 10,302,154
Shares redeemed                   (547,669)      (3,229,054)             (30,394)           (281,214)
                                  ---------      ----------           -----------       ------------
Net increase (decrease)           (317,885)     ($1,899,251)           1,065,454        $ 10,020,940
                                  =========      ==========           ===========       ============

Class B Shares
Shares sold                         40,330      $  331,570               123,081        $ 1,150,463
Shares redeemed                    (17,642)       (103,649)               (4,796)           (44,415)
                                  ---------      ----------           -----------       ------------
Net increase                        22,688      $  227,921               118,285        $ 1,106,048

Class C Shares
Shares sold                          6,078      $   45,225                21,697        $  202,891
Shares redeemed                     (1,533)        (10,039)               (2,651)          (24,072)
                                  ---------      ----------           -----------       ------------
Net increase                         4,545      $   35,186                18,046        $  178,819

See Notes to Financial Statements

MONUMENT EURONET FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                              Class A Shares               Class B Shares                Class C Shares
                                      ----------------------------   -------------------------  ---------------------------
                                       Six months                    Six months                 Six months
                                         ended                         ended                       ended
                                       February 28,   Period ended   February 28  Period ended  February 28,   Period ended
                                          2001         August 31,       2001      August 31,       2001        August 31,
                                       (Unaudited)       2000*        (Unaudited)     2000*      (Unaudited)       2000**
                                       -----------   -----------     -----------  -----------   -----------    -----------
Per Share Operating Performance
Net asset value, beginning of period   $    9.77     $    9.42      $    9.80      $    9.42       $   9.76      $   9.42
                                       ----------    ----------     ----------     ----------      ---------     ---------
Income from investment operations-
   Net investment loss                     (0.08)        (0.04)        (0.08)        (0.03)         (0.08)         (0.04)
   Net realized and unrealized gain
     (loss) on investments                 (5.38)          0.39        (5.40)          0.41         (5.37)          0.38
                                       ----------    ----------     ----------     ----------      ---------     ---------
     Total from investment operations      (5.46)          0.35        (5.48)          0.38         (5.45)          0.34
                                       ----------    ----------     ----------     ----------      ---------     ---------
Net asset value, end of period         $    4.31     $     9.77     $    4.32      $   9.80        $  4.31       $  9.76
                                       ==========    ==========     ==========     ==========      =========     =========

Total Return                              (55.89%)         3.72%       (55.92%)        4.03%        (55.84%)         3.61%
                                       ==========    ==========     ==========     ==========      =========     =========

Ratios/Supplemental Data
   Net assets, end of period (000's)   $    3,223    $   10,406     $     609      $  1,159        $   102       $   186
Ratio to average net assets (A)
   Expenses (B)                             4.00% **      4.24% **      4.50% **      4.74% **       4.50% **      4.74% **
   Expense ratio - net (C)                  3.49% **      3.47% **      3.99% **      3.97% **       3.99% **      3.97% **
   Net investment loss                     (1.88%) **    (3.47%) **    (2.38%) **    (3.97%) **     (2.38%) **    (3.97%) **
Portfolio turnover rate                   129.37%         8.60%       129.37%         8.60%        129.37%         8.60%

* Commencement of operations July 3, 2000 for Class A shares and July 6, 2000 for Class B & C shares.
** Annualized

(A) Reimbursement of expenses by the manager reduced the expense ratio and increased net investment income ratio by 1.1% for the period ended
    February 28, 2001 and by 2.42% for the period ended August 31, 2000.
(B) Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.
(C) Expense ratio-net reflects the effect of the expense reimbursements and custodian fee credits the fund received.

See Notes to Financial Statements

MONUMENT EURONET FUND
NOTES TO THE FINANCIAL STATEMENTS

FEBRUARY 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

         The Monument EuroNet Fund (the"Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in July, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 500,000,000 shares of $.01 par value common stock. The Fund also has Class B shares and Class C shares that have contingent deferred sales charges ("CDSC").

         The objective of the Fund is to achieve capital appreciation by investing in a diversified portfolio consisting of equity securities, securities convertible into common stock and warrants of companies principally engaged in Internet and Internet-related businesses.

         The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

         B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions and Dividends. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date.

         D. Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

         E. Distribution to Shareholders. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital and currency losses.

         F. Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares have been assumed and expensed by the Fund.

         G. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

         Pursuant to an Investment Advisory Agreement, the Advisor, Vernes Asset Management, LLC ("VAM") provides investment services for an annual fee of 1.50% on the first $250 million average daily net assets of the Fund; 1.25% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; 1.00% on average daily net assets of the Fund over $500 million and not more than $750 million; 0.875% on average daily net assets of the Fund over $750 million and $1 billion; and 0.75% on the average daily net assets of the Fund over $1 billion. The Advisor is assisted in its management of the Fund's portfolio by two sub-advisors: SA Financiere Rembrandt and Monument Advisors, Ltd. To compensate these advisors, VAM pays from its fee to SA Financiere Rembrandt 50% of the management fee and Monument Advisors, Ltd. 16%

         Pursuant to the agreement, the Advisor has agreed to waive or limit its fees and to assume other expenses for the first three years following commencement of operations so that the ratio of total annual operating expenses for the Fund are limited to 3.49% for the Class A shares and 3.99% for the Class B shares and Class C shares. The Advisor reimbursed expenses of $40,800 for the period ended February 28, 2001.

         The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2001 was $76,881.

         The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund . The Fund may incur such distribution expenses up to the rate of .50% per annum on the Fund's average net assets for its Class A shares and up to 1.00% for its Class B shares and Class C shares. For the period ended February 28, 2001, there were $15,947, $4,774, and $714 of distribution expenses incurred for Class A, B, and C shares, respectively.

         As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent $8,098 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets.

Certain officers and/or directors of the Fund are also officers and/or directors of VAM and CSS.

NOTE 3-INVESTMENTS/CUSTODY

         Purchases and sales of securities other than short-term notes aggregated $10,826,049 and $8,464,481, respectively.

         The custodian has provided credits in the amount of $19,103 against custodian and accounting charges based on credits on cash balances of the Fund.

Investment Adviser:

         Vernes Asset Management, LLC
           993 Farmington Avenue
           Suite 205
           West Hartford, Connecticut 06107

Distributors:

         First Dominion Capital Corp.
           1500 Forest Avenue
           Suite 223
           Richmond, Virginia  23229

         Monument Distributors, Inc.
           7920 Norfolk Avenue
           Suite 500
           Bethesda, Maryland 20814

Independent Auditors:

         Tait, Weller and Baker
           Eight Penn Center Plaza
           Suite 800
           Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Monument EuroNet Fund's Transfer Agent:

         PFPC, Inc.
           400 Bellevue Parkway
           Wilmington, Delaware 19809
           (302) 791-1700

More Information:

For 24 hours, 7 days a w week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free.